                                                            File Nos. 333-63091
                                                                       811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 7

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 27

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              (Name of Depositor)
                              440 Lincoln Street
                              Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

                   It is proposed that this filing will become
                                   effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
        ----
         X   on May 1, 2001 pursuant to paragraph (b) of Rule 485
        ----
             60 days after filing pursuant to paragraph (a) (1) of Rule 485
        ----
             on (date) pursuant to paragraph (a) (1) of Rule 485
        ----
             this post-effective amendment designates a new effective
        ---- date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

                        CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                                       ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                   CAPTION IN PROSPECTUS
-----------------                   ---------------------
1...................................Cover Page

2...................................Special Terms

3...................................Summary of Fees and Expenses; Summary of Contract Features

4...................................Condensed Financial Information; Performance Information

5...................................Description of the Companies, the Variable Accounts, and the Underlying
                                    Investment Companies

6...................................Charges and Deductions

7...................................Description of the Contract

8...................................Electing the Form of Annuity and Annuity Date; Description of Variable Annuity
                                    Payout Options; Annuity Benefit Payments

9...................................Death Benefit

10..................................Payments;  Computation of Values;  Distribution

11..................................Surrender; Withdrawals; Texas Optional Retirement Program

12..................................Federal Tax Considerations

13..................................Legal Matters

14..................................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.                   CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
-----------------                   -----------------------------------------------
15..................................Cover Page

16..................................Table of Contents

17..................................General Information and History

18..................................Services

19..................................Underwriters

20..................................Underwriters

21..................................Performance Information

22..................................Annuity Benefit Payments

23..................................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Scudder Gateway Advisor (formerly the Kemper Gateway Advisor) variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc., at 1-800-782-8380. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http:// www.sec.gov).


The Variable Account, known as Separate Account KG is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:


THE ALGER AMERICAN FUND                               SCUDDER VARIABLE SERIES II
Alger American Balanced Portfolio                     Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio             Scudder Blue Chip Portfolio
                                                      Scudder Contrarian Value Portfolio
CREDIT SUISSE WARBURG PINCUS TRUST                    Scudder Global Blue Chip Portfolio
Credit Suisse Warburg Pincus Emerging Markets         Scudder Government Securities Portfolio
Portfolio                                             Scudder Growth Portfolio
Credit Suisse Warburg Pincus Global Post-Venture      Scudder High Yield Portfolio
Capital Portfolio                                     Scudder International Research
                                                      Portfolio
DREYFUS INVESTMENT PORTFOLIOS                         Scudder Investment Grade Bond Portfolio
Dreyfus MidCap Stock Portfolio                        Scudder Money Market Portfolio
                                                      Scudder New Europe Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.    Scudder Small Cap Growth Portfolio
Dreyfus Socially Responsible Growth Fund              Scudder Small Cap Value Portfolio
                                                      Scudder Strategic Income Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.               Scudder Technology Growth Portfolio
INVESCO VIF Health Utilities Fund                     Scudder Total Return Portfolio
                                                      SVS Dreman Financial Services Portfolio
JANUS ASPEN SERIES*                                   SVS Dreman High Return Equity Portfolio
Janus Aspen Growth Portfolio                          SVS Dynamic Growth Portfolio
Janus Aspen Growth and Income Portfolio               SVS Focus Value+Growth Portfolio
                                                      SVS Focused Large Cap Growth Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                   SVS Growth And Income Portfolio
Scudder Capital Growth Portfolio                      SVS Growth Opportunities Portfolio
Scudder 21st Century Growth Portfolio                 SVS Index 500 Portfolio
Scudder Global Discovery Portfolio                    SVS Mid-Cap Growth Portfolio
Scudder Growth and Income Portfolio                   SVS Strategic Equity Portfolio
Scudder Health Sciences Portfolio                     SVS Venture Value Portfolio
Scudder International Portfolio



*The Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio are not available to Owners who purchased this contract on or after May 1, 2000.


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2001

(cont.)

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)


The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        14
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        20
INVESTMENT OBJECTIVES AND POLICIES..........................        22
PERFORMANCE INFORMATION.....................................        25
DESCRIPTION OF THE CONTRACT.................................        28
  A.   Payments.............................................        28
  B.   Right to Cancel Individual Retirement Annuity........        29
  C.   Right to Cancel All Other Contracts..................        29
  D.   Transfer Privilege...................................        29
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        30
  E.   Surrender............................................        31
  F.   Withdrawals..........................................        32
        Systematic Withdrawals..............................        32
        Life Expectancy Distributions.......................        32
  G.   Death Benefit........................................        33
        Death of an Owner Prior to the Annuity Date.........        33
        Optional Enhanced Death Benefit Rider...............        33
        Payment of the Death Benefit........................        34
  H.   The Spouse of the Owner as Beneficiary...............        34
  I.   Assignment...........................................        35
  J.   Electing the Form of Annuity and Annuity Date........        35
  K.   Description of Variable Annuity Payout Options.......        36
  L.   Annuity Benefit Payments.............................        37
        Determination of the First Variable Annuity Benefit
        Payment.............................................        37
        The Annuity Unit....................................        38
        Determination of the Number of Annuity Units........        38
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        38
  M.  Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        38
  N.   NORRIS Decision......................................        40
  O.   Computation of Values................................        41
        The Accumulation Unit...............................        41
        Net Investment Factor...............................        41
CHARGES AND DEDUCTIONS......................................        42
  A.   Variable Account Deductions..........................        42
        Mortality and Expense Risk Charge...................        42
        Administrative Expense Charge.......................        42
        Other Charges.......................................        42
  B.   Contract Fee.........................................        43
  C.   Optional Benefit Rider Charges.......................        43
  D.   Premium Taxes........................................        44
  E.   Transfer Charge......................................        44
GUARANTEE PERIOD ACCOUNTS...................................        45
FEDERAL TAX CONSIDERATIONS..................................        47
  A.   General..............................................        47
        The Company.........................................        47
        Diversification Requirements........................        47
        Investor Control....................................        47
  B.   Qualified and Non-Qualified Contracts................        48

  C.   Taxation of the Contract in General..................        48
        Withdrawals Prior to Annuitization..................        48
        Annuity Payouts After Annuitization.................        48
        Penalty on Distribution.............................        48
        Assignments or Transfers............................        49
        Nonnatural Owners...................................        49
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        49
  D.   Tax Withholding......................................        49
  E.   Provisions Applicable to Qualified Employer Plans....        50
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        50
        Individual Retirement Annuities.....................        50
        Tax-Sheltered Annuities.............................        50
        Texas Optional Retirement Program...................        51
STATEMENTS AND REPORTS......................................        51
LOANS (QUALIFIED CONTRACTS ONLY)............................        51
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        51
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        52
VOTING RIGHTS...............................................        53
DISTRIBUTION................................................        53
LEGAL MATTERS...............................................        53
FURTHER INFORMATION.........................................        53
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- THE MARKET VALUE ADJUSTMENT...................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION...............       C-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
PERFORMANCE INFORMATION.....................................         7
TAX-DEFERRED ACCUMULATION...................................        10
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Owner's 99th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.


FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited to a Guarantee Period Account.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment to earnings in the Guarantee Period Account assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is an Annuitant and, unless otherwise indicated, any reference to Owner shall include Joint Owners.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Porfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charge and Market Value Adjustment.


UNDERLYING PORTFOLIO (OR PORTFOLIOS): an investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Warburg Pincus Trust, Dreyfus Investment Portfolios ("Dreyfus"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund"), INVESCO Variable Investments Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), in which a Sub-Account invests.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option in the payout phase providing for payments varying in amount in accordance with the investment experience of certain of the Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Scudder Gateway Advisor Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.

                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
SALES CHARGE IMPOSED ON PAYMENTS:                                   None

SURRENDER CHARGE:                                                   None

                                                                    None
TRANSFER CHARGE:
  The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:                                               $35*
  The fee is deducted annually and upon surrender prior to
  the Annuity Date when Accumulated Value is less than
  $75,000.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of the
  Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period:                              0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen year waiting period:                          0.15%
    Optional Enhanced Death Benefit Rider:                         0.25%

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.15%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           1.40%

*This fee may vary by state. See your Contract for more information.

(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES:


Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.



                                                                                              TOTAL PORTFOLIO
                                            MANAGEMENT FEE                                  EXPENSES (AFTER ANY
                                              (AFTER ANY         OTHER EXPENSES               FEE REDUCTIONS/
                                           FEE REDUCTIONS/     (AFTER ANY WAIVERS/         WAIVERS/REIMBURSEMENTS
UNDERLYING PORTFOLIO                      VOLUNTARY WAIVERS)     REIMBURSEMENTS)                AND OFFSETS)
--------------------                      ------------------   -------------------   ----------------------------------
Alger American Balanced Portfolio.......        0.75%                 0.13%                 0.88%
Alger American Leveraged AllCap
 Portfolio..............................        0.85%                 0.05%                 0.90%
Credit Suisse Warburg Pincus Emerging
 Markets Portfolio......................        1.09%                 0.33%                 1.42%(1)(2)
Credit Suisse Warburg Pincus Global
 Post-Venture Capital Portfolio.........        1.14%                 0.28%                 1.42%(1)(2)
Dreyfus MidCap Stock Portfolio..........        0.75%                 0.25%                 1.00%(3)(4)
Dreyfus Socially Responsible Growth
 Portfolio..............................        0.75%                 0.03%                 0.78%(3)
INVESCO VIF Utilities Fund..............        0.60%                 0.81%                 1.41%(5)
Janus Aspen Growth Portfolio............        0.65%                 0.02%                 0.67%(6)
Janus Aspen Growth and Income
 Portfolio..............................        0.65%                 0.13%                 0.78%(6)
Scudder 21st Century Growth Portfolio...        0.88%                 0.47%                 1.35%(7)(8)
Scudder Capital Growth Portfolio........        0.46%                 0.03%                 0.49%(8)
Scudder Global Discovery Portfolio*.....        0.95%                 0.30%                 1.25%(7)(8)
Scudder Growth and Income Portfolio.....        0.48%                 0.08%                 0.56%(8)
Scudder Health Sciences Portfolio.......        0.75%                 0.20%                 0.95%(7)(8)(11)
Scudder International Portfolio.........        0.82%                 0.14%                 0.96%(8)
Scudder Aggressive Growth Portfolio.....        0.75%                 0.19%                 0.94%(8)(9)(10)
Scudder Blue Chip Portfolio.............        0.65%                 0.06%                 0.71%(8)(9)
Scudder Contrarian Value Portfolio......        0.75%                 0.05%                 0.80%(8)(9)
Scudder Global Blue Chip Portfolio......        0.85%                 0.71%                 1.56%(8)(9)(10)
Scudder Government Securities
 Portfolio..............................        0.55%                 0.05%                 0.60%(8)(10)
Scudder Growth Portfolio................        0.60%                 0.05%                 0.65%(8)
Scudder High Yield Portfolio............        0.60%                 0.08%                 0.68%(8)
Scudder International Research
 Portfolio..............................        0.75%                 0.09%                 0.84%(8)
Scudder Investment Grade Bond
 Portfolio..............................        0.60%                 0.07%                 0.67%(8)(9)(10)
Scudder Money Market Portfolio..........        0.50%                 0.08%                 0.58%(8)
Scudder New Europe Portfolio............        0.00%                 1.12%                 1.12%(8)(9)(10)
Scudder Small Cap Growth Portfolio......        0.65%                 0.07%                 0.72%(8)
Scudder Small Cap Value Portfolio.......        0.75%                 0.06%                 0.81%(8)(9)(10)
Scudder Strategic Income Portfolio......        0.65%                 0.40%                 1.05%(8)(9)(10)(12)
Scudder Technology Growth Portfolio.....        0.75%                 0.07%                 0.82%(8)(9)
Scudder Total Return Portfolio..........        0.55%                 0.06%                 0.61%(8)
SVS Dreman Financial Services
 Portfolio..............................        0.75%                 0.15%                 0.90%(8)(9)(10)
SVS Dreman High Return Portfolio........        0.75%                 0.09%                 0.84%(8)(9)(10)
SVS Dynamic Growth Portfolio............        1.00%                 0.30%                 1.30%(8)(9)(10)
SVS Focus Value+Growth Portfolio........        0.75%                 0.06%                 0.81%(8)(9)
SVS Focused Large Cap Growth
 Portfolio..............................        0.95%                 0.20%                 1.15%(8)(9)(10)
SVS Growth And Income Portfolio.........        0.95%                 0.14%                 1.09%(8)(9)(10)
SVS Growth Opportunities Portfolio......        0.95%                 0.11%                 1.06%(8)(9)
SVS Index 500 Portfolio.................        0.34%                 0.21%                 0.55%(8)(9)(10)
SVS Mid-Cap Growth Portfolio............        1.00%                 0.30%                 1.30%(8)(9)(11)
SVS Strategic Equity Portfolio..........        0.95%                 0.20%                 1.15%(8)(9)(11)
SVS Venture Value Portfolio.............        0.95%                 0.20%                 1.15%(8)(9)(11)



*Waiver was not in place for the fiscal year 1999. Percentages shown reflect ratios effective 5/1/2000.

(1)Absent the waiver of fees and reimbursement of expenses by the Portfolio's investment adviser and/or co-administrator, for the Credit Suisse Warburg Pincus Emerging Markets Portfolio and Credit Suisse Warburg Pincus Global Post-Venture Capital Portfolio the Investment Management Fee would have equaled 1.25% and 1.25%; Other Expenses would have equaled 0.44% and 0.28%; and Total Fund Annual Expenses, would have equaled 1.69% and 1.53%, respectively, based on actual fees and expenses for the fiscal year ended December 31, 2000. Fee waivers and expense reimbursements or credits may be discontinued at any time.



(2)Interest earned on univested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Portfolios' net expense ratio by 0.02% for each of the Portfolio year ended December 31,2000. The Portfolios' operating expense ratio after reflecting these arrangements was 1.40% for Credit Suisse Warburg Pincus Emerging Market Portfolio 1.40% for Credit Suisse Warburg Pincus Global PostVenture Capital Portfolio.



(3)The figures in the above Expense Table are for the initial share class for the fiscal year ended December 31, 2000. Actual Expenses in future years may be higher or lower than the figures given above.



(4)The expenses shown in the above portfolio annual expense table are for the Initial Share Class for the fiscal year ended December 31, 2000 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses for December 31, 2000 for the Dreyfus MidCap Stock Portfolio would have been, as a percentage of assets: 0.75%, 0.29% and 1.04%, respectively. For the fiscal year ended December 31, 2000, Dreyfus further reimbursed the portfolio for other expenses so that the total annual portfolio operating expenses for Initial Share Class was 0.98% instead of 1.00%. This additional expense reimbursement was voluntary and the expense information provided in the table has been restated to reflect the amount the fees would have been without such voluntary reimbursement. The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the Initial Share Class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00%.



(5)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(6)Expenses are based on expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses and will continue at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangement.



(7)Pursuant to their respective agreements with Scudder Variable Series I, the investment manager and the accounting agent have agreed, for the one-year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: Scudder Global Discovery 1.25%, Scudder Health Sciences 0.95%, and Scudder 21st Century Growth 1.50%. Absent any waiver or reimbursement, the total operating expenses for Scudder Global Discovery would have been 1.28%, for the year ended December 31, 2000.The total operating expenses for Scudder 21st Century Growth were less than the limitations.



(8)Effective 5/1/01, Scudder Variable Life Investment Fund and Kemper Variable Series became Scudder Variable Series I and Scudder Variable Series II. In addition, the underlying investment options were re-branded from Kemper and KVS to Scudder and SVS.

(9)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dynamic Growth (1.30%), SVS Mid Cap Growth (1.30%), SVS Strategic Equity (1.15%), SVS Venture Value (1.15%), SVS Dreman High Return Equity (0.87%), SVS Focus Value+Growth (0.84%), SVS Focused Large Cap Growth (1.15%), SVS Dreman Financial Services (0.99%), SVS Growth Opportunities (1.15%), SVS Growth And Income (1.15%), Scudder Aggressive Growth (0.95%), Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), Scudder Small Cap Value (0.84%), Scudder Investment Grade Bond (0.80%), Scudder Strategic Income (1.05%), Scudder Blue Chip (0.95%), SVS Index 500 (0.55%), Scudder New Europe (1.12%) and Scudder Global Blue Chip (1.56%) In addition, for Scudder New Europe and Scudder Global Blue Chip, the investment manager has agreed to limit its management fees to 0.70% and 0.85%, respectively, of such portfolios for one year, commencing 5/1/01.



Absent any waiver or reimbursement, the total operating expenses would have been 1.76% for Scudder Global Blue Chip, 2.62% for Scudder New Europe, 1.07% for Scudder Strategic Income, 1.31% for SVS Focused Large Cap Growth and 0.87% for SVS Index 500 for the year ended December 31, 2000.



(10)"Other Expenses" have been restated to exclude reorganization costs.



(11)This Portfolio became effective and commenced operations 5/1/01, therefore other expenses are annualized. Actual expenses may be greater or less than shown.



(12)Due to a new management agreement, the management fee of Scudder Strategic Income has been restated to 0.65%.


The Underlying Portfolio information above was provided by the Underlying Portfolios and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Portfolio expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designated to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is not deducted after annuitization. The Contract fee is deducted only when the accumulated value is less than $75,000. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no optional benefit riders:(1)


UNDERLYING PORTFOLIO                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------                                         --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $24        $72        $124       $266
Alger American Leveraged AllCap Portfolio..................    $24        $73        $125       $268
Credit Suisse Warburg Pincus Emerging Markets Portfolio....    $29        $89        $151       $319
Credit Suisse Warburg Pincus Global Post-Venture Capital
 Portfolio.................................................    $29        $89        $151       $319
Dreyfus MidCap Stock Portfolio.............................    $25        $76        $130       $278
Dreyfus Socially Responsible Growth Portfolio..............    $23        $69        $119       $255
INVESCO VIF Utilities Fund.................................    $29        $88        $150       $318
Janus Aspen Growth Portfolio...............................    $21        $66        $113       $244
Janus Aspen Growth and Income Portfolio....................    $23        $69        $119       $255
Scudder 21st Century Growth Portfolio......................    $28        $87        $147       $312
Scudder Capital Growth Portfolio...........................    $20        $61        $104       $225
Scudder Global Discovery Portfolio.........................    $27        $84        $142       $302
Scudder Growth and Income Portfolio........................    $20        $63        $108       $233
Scudder Health Sciences Portfolio..........................    $24        $75        $128       $273
Scudder International Portfolio............................    $24        $75        $128       $274
Scudder Aggressive Growth Portfolio........................    $24        $74        $127       $272
Scudder Blue Chip Portfolio................................    $22        $67        $115       $248
Scudder Contrarian Value Portfolio.........................    $23        $70        $120       $257
Scudder Global Blue Chip Portfolio.........................    $30        $93        $158       $332
Scudder Government Securities Portfolio....................    $21        $64        $110       $237
Scudder Growth Portfolio...................................    $21        $65        $112       $242
Scudder High Yield Portfolio...............................    $22        $66        $114       $245
Scudder International Research Portfolio...................    $23        $71        $122       $262
Scudder Investment Grade Bond Portfolio....................    $21        $66        $113       $244
Scudder Money Market Portfolio.............................    $21        $63        $109       $235
Scudder New Europe Portfolio...............................    $26        $80        $136       $290
Scudder Small Cap Growth Portfolio.........................    $22        $68        $116       $249
Scudder Small Cap Value Portfolio..........................    $23        $70        $120       $258
Scudder Strategic Income Portfolio.........................    $25        $78        $133       $283
Scudder Technology Growth Portfolio........................    $23        $71        $121       $260
Scudder Total Return Portfolio.............................    $21        $64        $110       $238
SVS Dreman Financial Services Portfolio....................    $24        $73        $125       $268
SVS Dreman High Return Portfolio...........................    $23        $71        $122       $262
SVS Dynamic Growth Portfolio...............................    $28        $85        $145       $307
SVS Focus Value+Growth Portfolio...........................    $23        $70        $120       $258
SVS Focused Large Cap Growth Portfolio.....................    $26        $81        $138       $292
SVS Growth And Income Portfolio............................    $26        $79        $135       $287
SVS Growth Opportunities Portfolio.........................    $25        $78        $133       $284
SVS Index 500 Portfolio....................................    $20        $62        $107       $232
SVS Mid-Cap Growth Portfolio...............................    $28        $85        $145       $307
SVS Strategic Equity Portfolio.............................    $26        $81        $138       $292
SVS Venture Value Portfolio................................    $26        $81        $138       $292

(2) At the end of the applicable time period, you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets and election of either an optional Enhanced Death Benefit Rider or an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider(1) with a ten-year waiting period:


UNDERLYING PORTFOLIO                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------                                         --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $26        $ 80       $137       $290
Alger American Leveraged AllCap Portfolio..................    $26        $ 81       $138       $292
Credit Suisse Warburg Pincus Emerging Markets Portfolio....    $31        $ 96       $163       $342
Credit Suisse Warburg Pincus Global Post-Venture Capital
 Portfolio.................................................    $31        $ 96       $163       $342
Dreyfus MidCap Stock Portfolio.............................    $27        $ 84       $142       $302
Dreyfus Socially Responsible Growth Portfolio..............    $25        $ 77       $132       $281
INVESCO VIF Utilities Fund.................................    $31        $ 96       $163       $341
Janus Aspen Growth Portfolio...............................    $24        $ 74       $126       $270
Janus Aspen Growth and Income Portfolio....................    $25        $ 77       $132       $281
Scudder 21st Century Growth Portfolio......................    $31        $ 94       $160       $336
Scudder Capital Growth Portfolio...........................    $22        $ 68       $117       $251
Scudder Global Discovery Portfolio.........................    $30        $ 91       $155       $326
Scudder Growth and Income Portfolio........................    $23        $ 70       $120       $258
Scudder Health Sciences Portfolio..........................    $27        $ 82       $140       $297
Scudder International Portfolio............................    $27        $ 82       $141       $298
Scudder Aggressive Growth Portfolio........................    $27        $ 82       $140       $296
Scudder Blue Chip Portfolio................................    $24        $ 75       $128       $274
Scudder Contrarian Value Portfolio.........................    $25        $ 78       $133       $283
Scudder Global Blue Chip Portfolio.........................    $33        $100       $170       $355
Scudder Government Securities Portfolio....................    $23        $ 72       $123       $263
Scudder Growth Portfolio...................................    $24        $ 73       $125       $268
Scudder High Yield Portfolio...............................    $24        $ 74       $127       $271
Scudder International Research Portfolio...................    $26        $ 79       $135       $287
Scudder Investment Grade Bond Portfolio....................    $24        $ 74       $126       $270
Scudder Money Market Portfolio.............................    $23        $ 71       $122       $261
Scudder New Europe Portfolio...............................    $28        $ 87       $148       $314
Scudder Small Cap Growth Portfolio.........................    $24        $ 75       $129       $275
Scudder Small Cap Value Portfolio..........................    $25        $ 78       $133       $284
Scudder Strategic Income Portfolio.........................    $28        $ 85       $145       $307
Scudder Technology Growth Portfolio........................    $25        $ 78       $134       $285
Scudder Total Return Portfolio.............................    $23        $ 72       $123       $264
SVS Dreman Financial Services Portfolio....................    $26        $ 81       $138       $292
SVS Dreman High Return Portfolio...........................    $26        $ 79       $135       $287
SVS Dynamic Growth Portfolio...............................    $30        $ 92       $157       $331
SVS Focus Value+Growth Portfolio...........................    $25        $ 78       $133       $284
SVS Focused Large Cap Growth Portfolio.....................    $29        $ 88       $150       $317
SVS Growth And Income Portfolio............................    $28        $ 86       $147       $311
SVS Growth Opportunities Portfolio.........................    $28        $ 85       $145       $308
SVS Index 500 Portfolio....................................    $23        $ 70       $120       $257
SVS Mid-Cap Growth Portfolio...............................    $30        $ 92       $157       $331
SVS Strategic Equity Portfolio.............................    $29        $ 88       $150       $317
SVS Venture Value Portfolio................................    $29        $ 88       $150       $317

(3) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the election of both an optional Enhanced Death Benefit Rider and an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider(1) with a ten-year waiting period:


UNDERLYING PORTFOLIO                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------                                         --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $29        $ 87       $149       $315
Alger American Leveraged AllCap Portfolio..................    $29        $ 88       $150       $317
Credit Suisse Warburg Pincus Emerging Markets Portfolio....    $34        $103       $175       $365
Credit Suisse Warburg Pincus Global Post-Venture Capital
 Portfolio.................................................    $34        $103       $175       $365
Dreyfus MidCap Stock Portfolio.............................    $30        $ 91       $155       $326
Dreyfus Socially Responsible Growth Portfolio..............    $28        $ 84       $144       $305
INVESCO VIF Utilities Fund.................................    $34        $103       $175       $364
Janus Aspen Growth Portfolio...............................    $26        $ 81       $139       $294
Janus Aspen Growth and Income Portfolio....................    $28        $ 84       $144       $305
Scudder 21st Century Growth Portfolio......................    $33        $101       $172       $359
Scudder Capital Growth Portfolio...........................    $25        $ 76       $130       $277
Scudder Global Discovery Portfolio.........................    $32        $ 98       $167       $349
Scudder Growth and Income Portfolio........................    $25        $ 78       $133       $284
Scudder Health Sciences Portfolio..........................    $29        $ 89       $152       $321
Scudder International Portfolio............................    $29        $ 90       $153       $322
Scudder Aggressive Growth Portfolio........................    $29        $ 89       $152       $320
Scudder Blue Chip Portfolio................................    $27        $ 82       $141       $298
Scudder Contrarian Value Portfolio.........................    $28        $ 85       $145       $307
Scudder Global Blue Chip Portfolio.........................    $35        $107       $182       $377
Scudder Government Securities Portfolio....................    $26        $ 79       $135       $288
Scudder Growth Portfolio...................................    $26        $ 81       $138       $292
Scudder High Yield Portfolio...............................    $27        $ 81       $139       $295
Scudder International Research Portfolio...................    $28        $ 86       $147       $311
Scudder Investment Grade Bond Portfolio....................    $26        $ 81       $139       $294
Scudder Money Market Portfolio.............................    $26        $ 78       $134       $286
Scudder New Europe Portfolio...............................    $31        $ 95       $161       $337
Scudder Small Cap Growth Portfolio.........................    $27        $ 83       $141       $299
Scudder Small Cap Value Portfolio..........................    $28        $ 85       $145       $308
Scudder Strategic Income Portfolio.........................    $30        $ 92       $157       $331
Scudder Technology Growth Portfolio........................    $28        $ 86       $146       $309
Scudder Total Return Portfolio.............................    $26        $ 79       $136       $289
SVS Dreman Financial Services Portfolio....................    $29        $ 88       $150       $317
SVS Dreman High Return Portfolio...........................    $28        $ 86       $147       $311
SVS Dynamic Growth Portfolio...............................    $33        $100       $169       $354
SVS Focus Value+Growth Portfolio...........................    $28        $ 85       $145       $308
SVS Focused Large Cap Growth Portfolio.....................    $31        $ 95       $162       $340
SVS Growth And Income Portfolio............................    $31        $ 94       $159       $335
SVS Growth Opportunities Portfolio.........................    $30        $ 93       $158       $332
SVS Index 500 Portfolio....................................    $25        $ 78       $133       $283
SVS Mid-Cap Growth Portfolio...............................    $33        $100       $169       $354
SVS Strategic Equity Portfolio.............................    $31        $ 95       $162       $340
SVS Venture Value Portfolio................................    $31        $ 95       $162       $340


(1)If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE SCUDDER GATEWAY ADVISOR VARIABLE ANNUITY?


The Scudder Gateway Advisor variable annuity contract or certificate ("Contract") is an insurance contract designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - A customized investment portfolio;


    - 2 Alger Portfolios, 2 Credit Suisse Warburg Pincus Trust Portfolios; 1 Dreyfus Investment Portfolios Portfolio, 1 Dreyfus Socially Responsible Growth Fund Portfolio, 1 INVESCO VIF Portfolio, 27 SVS Portfolios, and 6 Scudder Portfolios (2 Janus Aspen Portfolios are also available under Contracts purchased prior to May 1, 2000);


    - 1 Fixed Account;

    - 9 Guarantee Period Accounts;

    - Experienced professional portfolio managers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase;

    - Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment, and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Portfolios (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Scudder Money Market Portfolio), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below, WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's life;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's life with any remaining guaranteed payments continuing for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

An optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Owner a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the GREATEST of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be an Annuitant), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you make payments, choose investment allocations, receive annuity benefit payments (or designate someone else to receive annuity benefit payments) and select the Annuitant and beneficiary. When a Contract is jointly owned, the consent of both Owners is required in order to exercise any ownership rights. The Annuitant is the individual whose life is used to measure the duration of annuity benefit payments. An Annuitant may be changed at any time after issue of the Contract and prior to the Annuity Date, unless (1) the Owner is a nonnatural person or (2) you are taking life expectancy distributions. For more information about life expectancy distributions, see "F. Withdrawals." At all times, there must be at least one Annuitant. If an Annuitant dies and a replacement is not named, you will become the new Annuitant. The beneficiary is the person, persons or entity entitled to the death benefit prior to the Annuity Date and who, under certain circumstances, may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject to the minimum and maximum payments stated in "A. Payments" under DESCRIPTION OF THE CONTRACT.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen Sub-Accounts may be utilized at any one time, in addition to the Scudder Money Market Portfolio) the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. You have a choice of Sub-Accounts investing in the following Underlying Portfolios:


THE ALGER AMERICAN FUND                               SCUDDER VARIABLE SERIES II
Alger American Balanced Portfolio                     Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio             Scudder Blue Chip Portfolio
                                                      Scudder Contrarian Value Portfolio
CREDIT SUISSE WARBURG PINCUS TRUST                    Scudder Global Blue Chip Portfolio
Credit Suisse Warburg Pincus Emerging                 Scudder Government Securities Portfolio
Markets Portfolio                                     Scudder Growth Portfolio
Credit Suisse Warburg Pincus Global Post-Venture      Scudder High Yield Portfolio
Capital Portfolio                                     Scudder International Research
                                                      Portfolio
DREYFUS INVESTMENT PORTFOLIOS                         Scudder Investment Grade Bond Portfolio
Dreyfus MidCap Stock Portfolio                        Scudder Money Market Portfolio
                                                      Scudder New Europe Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.    Scudder Small Cap Growth Portfolio
Dreyfus Socially Responsible Growth Fund              Scudder Small Cap Value Portfolio
                                                      Scudder Strategic Income Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.               Scudder Technology Growth Portfolio
INVESCO VIF Health Sciences Fund                      Scudder Total Return Portfolio
                                                      SVS Dreman Financial Services Portfolio
JANUS ASPEN SERIES*                                   SVS Dreman High Return Equity Portfolio
Janus Aspen Growth Portfolio                          SVS Dynamic Growth Portfolio
Janus Aspen Growth and Income Portfolio               SVS Focused Large Cap Growth Portfolio
                                                      SVS Focus Value+Growth Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                   SVS Growth And Income Portfolio
Scudder Capital Growth Portfolio                      SVS Growth Opportunities Portfolio
Scudder 21st Century Growth Portfolio                 SVS Index 500 Portfolio
Scudder Global Discovery Portfolio                    SVS Mid-Cap Growth Portfolio
Scudder Growth and Income Portfolio                   SVS Strategic Equity Portfolio
Scudder Health Sciences Portfolio                     SVS Venture Value Portfolio
Scudder International Portfolio



*The Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio are not available to Owners who purchase this contract on or after May 1, 2000.



Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios and sub-adviser information see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently makes available nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.


Zurich Scudder Investments, Inc. ("Zurich Scudder") is the investment manager of the Guarantee Period Accounts pursuant to an investment advisory agreement between the Company and Zurich Scudder.


FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Scudder Money Market Portfolio, are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.


You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. A 10% federal tax penalty may apply to all amounts deemed to be income if you are under age 59 1/2. (A Market Value Adjustment, which may increase or decrease the value of the account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner (or an Annuitant in the event that the Owner is a nonnatural person) should die before the Annuity Date, a death benefit will be paid to the beneficiary. The standard death benefit will be equal to the GREATER of:

    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    - Gross payments, decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal, multiplied by the withdrawal amount, and divided by the Accumulated Value immediately prior to the withdrawal).

If you are under age 89, you may elect an optional Enhanced Death Benefit Rider at issue for a separate monthly charge. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT. Under the Enhanced Death Benefit Rider:

I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will be equal to the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or

    (c) the highest Accumulated Value on any prior Contract anniversary, increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.

The (c) value is determined on each Contract anniversary. A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, after all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. The highest of all of these adjusted (a) values then becomes the
(c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of (b) and (c) will be decreased proportionately if withdrawals are taken.

II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but on or after the oldest Owner's 90th birthday, the death benefit will be equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under I, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?


If the Accumulated Value on a Contract anniversary or upon surrender is less than $75,000, the Company will deduct a $35 Contract fee from your Contract's Accumulated Values. (This fee may vary by state. See your Contract for more information.) There will be no Contract fee if the Accumulated Value is $75,000 or more.


Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Portfolio. The Portfolios will incur certain management fees and expenses described more fully in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Portfolios which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Portfolio Expenses" under SUMMARY OF FEES AND EXPENSES.

Subject to state availability, optional benefit riders are currently available for an additional charge equal to an annual rate of 0.25% for an M-GAP Rider with a ten-year waiting period, 0.15% for an M-GAP Rider with a fifteen-year waiting period and 0.25% for an Enhanced Death Benefit Rider. The charge is deducted on the last day of each month within which the Rider was in effect and, if applicable, on the date the rider is terminated. For more information, see "G. Death Benefit" and "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT and see "C. Optional Benefit Rider Charges" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if your Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your entire payment. In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted. See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans; see FEDERAL TAX CONSIDERATIONS.

    - You may change an Annuitant at any time after Contract issue and prior to the Annuity Date, unless the Owner is a nonnatural person and except while taking life expectancy distributions.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers among your accounts prior to the Annuity Date without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica") organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate investment account called Separate Account KG (the "Variable Account"). The Variable Accounts of Allmerica Financial and of First Allmerica were authorized by votes of the Board of Directors of the Companies on June 13, 1996. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.


The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account invests in a corresponding investment portfolio of The Alger American Fund, Credit Suisse Warburg Pincus Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Janus Aspen Series, Scudder, or SVS. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains, or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying portfolios which are not available to the contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

THE ALGER AMERICAN FUND. The Alger American Fund ("Alger"), is an open-end, diversified management investment company established as a Massachusetts business trust on April 6, 1988 and registered with the SEC under the 1940 Act. The investment adviser for the Alger American Leveraged AllCap Portfolio and Alger American Balanced Portfolio is Fred Alger Management, Inc. Fred Alger Management, Inc. is located at 1 World Trade Center, Suite 9333, New York, NY 10048.


CREDIT SUISSE WARBURG PINCUS TRUST. Credit Suisse Warburg Pincus Trust is an open-end, management investment company registered with the SEC. It was organized as a Massachusetts business trust on March 15, 1995. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser of the Credit Suisse Warburg Pincus Trust. Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for the Global Post-Venture Capital Portfolio with respect to the Portfolio's investments in private-equity portfolios.



DREYFUS INVESTMENT PORTFOLIOS. The Dreyfus Investment Portfolios is a Massachusetts business trust that commenced operations on May 1, 1998 and is an open-end management investment company. One of its investment portfolios, the Dreyfus MidCap Stock Portfolio, is available under the Contract. The Dreyfus Corporation is the investment adviser to the Dreyfus MidCap Stock Portfolio. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund") was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. It is registered with the SEC as an open-end, diversified, management investment company. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Socially Responsible Growth Fund. NCM Capital Management Group Inc. serves as a sub-investment adviser. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.



INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Utilities Fund is INVESCO Funds Group, Inc.


JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen.


SCUDDER VARIABLE SERIES I (CLASS A). Scudder Variable Series I (Class A) ("Scudder") is an open-end, diversified management investment company established as a Massachusetts business trust on March 15, 1985, and registered with the SEC under the 1940 Act. Zurich Scudder Investments, Inc. serves as the investment adviser of Scudder.



SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of SVS does not involve supervision of its management, investment practices or policies by the SEC. SVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of SVS are sold only to insurance company separate accounts. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES, MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information of the Underlying Portfolios are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract.

THE ALGER AMERICAN FUND:


ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 24% of the Portfolio's net assets are invested in fixed-income securities.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any sizewhich demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


CREDIT SUISSE WARBURG PINCUS TRUST:



CREDIT SUISSE WARBURG PINCUS EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets.



CREDIT SUISSE WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development.


DREYFUS INVESTMENT PORTFOLIOS:

DREYFUS MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS, INC.



INVESCO VIF UTILITIES FUND -- seeks capital appreciation and income.



JANUS ASPEN SERIES: (ONLY AVAILABLE UNDER CONTRACTS PURCHASED PRIOR TO MAY 1,
  2000.)


JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.


SCUDDER VARIABLE SERIES I (CLASS A)


SCUDDER 21ST CENTURY GROWTH PORTFOLIO -- pursues long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

SCUDDER CAPITAL GROWTH PORTFOLIO -- seeks to maximize long-term capital growth through a broad and flexible investment program.

SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

SCUDDER GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital, current income and growth of income.


SCUDDER HEALTH SCIENCES PORTFOLIO -- seeks long-term growth of capital by investing primarily in the equity securities of companies in the health care industry.


SCUDDER INTERNATIONAL PORTFOLIO -- seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments.


SCUDDER VARIABLE SERIES II:



SCUDDER AGGRESSIVE GROWTH PORTFOLIO -- seeks capital appreciation through the use of aggressive investment techniques.



SCUDDER BLUE CHIP PORTFOLIO -- seeks growth of capital and of income.



SCUDDER CONTRARIAN VALUE PORTFOLIO -- seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies..



SCUDDER GLOBAL BLUE CHIP PORTFOLIO -- seeks long-term growth of capital through a diversified worldwide portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.



SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.



SCUDDER GROWTH PORTFOLIO -- seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.



SCUDDER HIGH YIELD PORTFOLIO -- seeks to provide a high level of current income by investing in fixed-income securities.

SCUDDER INTERNATIONAL RESEARCH PORTFOLIO -- seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities. This Portfolio was formerly known as the Kemper International Portfolio.



SCUDDER INVESTMENT GRADE BOND PORTFOLIO -- seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.



SCUDDER MONEY MARKET PORTFOLIO -- seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments that mature in 12 months or less.



SCUDDER NEW EUROPE PORTFOLIO -- seeks long-term capital appreciation by investing in a portfolio consisting primarily of equity securities of European companies.



SCUDDER SMALL CAP GROWTH PORTFOLIO -- seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.



SCUDDER SMALL CAP VALUE PORTFOLIO -- seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.



SCUDDER STRATEGIC INCOME PORTFOLIO -- seeks high current return by investing primarily in bonds issued by U.S. and foreign corporations and governments.



SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.



SCUDDER TOTAL RETURN PORTFOLIO -- seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.



SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued. Dreman Value Management, L.L.C. is the sub-adviser for the Portfolio.



SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return. Dreman Value Management, L.L.C. is the sub-adviser for the Portfolio.



SVS DYNAMIC GROWTH PORTFOLIO -- seeks long-term capital growth. INVESCO is the sub-adviser for the Portfolio.



SVS FOCUS VALUE+GROWTH PORTFOLIO -- seeks growth of capital through professional management of a portfolio of growth and value stocks. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks. Jennison Associates is the sub-adviser of the Portfolio. This Portfolio was formerly known as the Kemper Value+Growth Portfolio.



SVS FOCUSED LARGE CAP GROWTH PORTFOLIO -- seeks growth through long-term capital appreciation. Eagle Asset Management, Inc. ("EAM") is the sub-adviser for the Portfolio.



SVS GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income. Janus Capital Corporation ("JCC") is the sub-adviser for the Portfolio.



SVS GROWTH OPPORTUNITIES PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. Janus Capital Corporation ("JCC") is the sub-adviser for the Portfolio.

SVS INDEX 500 PORTFOLIO* -- seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies. Deutche Asset Management is the sub-adviser for the Portfolio.



SVS MID-CAP GROWTH PORTFOLIO -- seeks capital appreciation. Turner Investment Partners is the sub-adviser for the Portfolio.



SVS STRATEGIC EQUITY PORTFOLIO -- seeks growth of capital. Oak Associates is the sub-adviser for the Portfolio.



SVS VENTURE VALUE PORTFOLIO -- seeks long-term capital growth. Davis Selected Advisors is the sub-adviser for the Portfolio.



* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-" "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC., AND HAVE BEEN LICENSED FOR USE BY ZURICH SCUDDER INVESTMENTS, INC. THE SVS INDEX 500 PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. ADDITIONAL INFORMATION MAY BE FOUND IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.


Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION


The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in January 1999 and by First Allmerica Financial Life Insurance Company in 2001. The Company, however, may advertise "total return" and "average annual total return" performance information based on
(1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Portfolios have been in existence. (Tables 2A and 2B) Performance results in Tables 1A and 2A for all periods shown below are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Portfolios. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the period shown. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.


The average annual total return represents the average annual percentage change in the value of an investment in a Sub-Account over a given period of time. Average annual total return represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Scudder Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Portfolio other than the Scudder Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.



Quotations of average annual total return as shown in Table 1A in the SAI are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the Underlying Portfolio charges and an annual Contract fee. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown. None of the calculations are adjusted to reflect the deduction of any optional rider charge which, if elected, would reduce performance.


The performance shown in Table 2A and 2B of the SAI is calculated in exactly the same manner as that in Table 1A and 1B respectively; however, the period of time is based on the Underlying Portfolio's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity variable accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements may also include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity contracts.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $25,000.

    - Each subsequent payment must be at least $100.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Scudder Money Market Portfolio.



Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Scudder Money Market Portfolio.


The Owner may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

From time to time, where permitted by law, the Company may credit additional amounts to Contracts when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee for service basis). The Company may also credit amounts to Contracts where either the Owner or the Annuitant on the issue date is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract; employees of the

Company, its affiliates or subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or sub-advisers of any of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur on or before ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Portfolios for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay to the Owner an amount equal to the sum of (1) the difference between the payment paid, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  TRANSFER PRIVILEGE


At any time prior to the Annuity Date, an Owner may transfer among investment options upon written or telephone request to the Company. Transfers may be made among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Scudder Money Market Portfolio, are utilized at any one time. Transfer values will be based on the Accumulation Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Scudder Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolios. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolios' ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services for as well as to restrict such transactions altogether when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of Contract owners. The Company does not charge the Owner for providing additional support services.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Scudder Money Market Portfolio or the Sub-Account investing in the Scudder Government Securities Portfolio (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.



To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments deposited into the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to reestablish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value less applicable tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

After the Annuity Date, only Contracts annuitized under a commutable period certain annuity option may be surrendered. The amount payable is the commuted value of any unpaid annuity benefit payments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of Portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal, satisfactory to the Company. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment against the remaining value, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

After the Annuity Date, only a Contract under which future variable annuity benefit payments are limited to a specified period may be withdrawn. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.


The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Contract in General."

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT

In the event that an Owner or (in the event the Owner is a nonnatural person) an Annuitant dies prior to the Annuity Date, the Company will pay the beneficiary a death benefit, except when a spousal beneficiary chooses to continue the Contract as provided below in "H. The Spouse of the Owner as Beneficiary."

DEATH OF AN OWNER PRIOR TO THE ANNUITY DATE. Upon the death of an Owner (or an Annuitant if the Owner is a nonnatural person), a death benefit will be paid. The standard death benefit will be equal to the GREATER of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or (b) gross payments, decreased proportionately to reflect withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the following fraction:

                              Amount of withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner who is under age 89, may elect an optional Enhanced Death Benefit Rider. Under the Enhanced Death Benefit Rider:

I. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date and before the oldest Owner's 90th birthday, the death benefit will be equal to the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) gross payments accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% is not available; therefore, (b) equal gross payments decreased proportionately to reflect withdrawals); or

    (c) the highest Accumulated Value on any prior Contract anniversary, increased for any positive Market Value Adjustment and subsequent payments and decreased proportionately for subsequent withdrawals.

The (c) value is determined on each Contract anniversary. A snapshot is taken of the current (a) value and compared to snapshots taken of the (a) value on all prior Contract anniversaries, after all of the (a) values have been adjusted to reflect subsequent payments and decreased proportionately for subsequent withdrawals. The highest of all of these adjusted (a) values then becomes the
(c) value. This (c) value becomes the floor below which the death benefit will not drop and is locked-in until the next Contract anniversary. The values of (b) and (c) will be decreased proportionately if withdrawals are taken.

II. If an Owner (or an Annuitant if the Owner is a nonnatural person) dies before the Annuity Date but on or after the oldest Owner's 90th birthday, the death benefit will be equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under I above, that would have been payable on the Contract anniversary immediately prior to the oldest Owner's 90th birthday, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

A separate charge is deducted for the optional Enhanced Death Benefit Rider. On the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, a charge equal to 1/12th of an annual rate of 0.25% is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts, of dollar amounts in the Fixed Account, and of dollar amounts in the Guarantee Period Accounts.

PAYMENT OF THE DEATH BENEFIT. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. The new Owner may also make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

I.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Owner's 85th birthday, if the Owner's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Owner's 90th birthday, if the Owner's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. To the extent permitted by law, the new Annuity Date must be the first day of any month occurring before the Owner's 99th birthday. In no event will the latest possible annuitization age exceed 99. If there are Joint Owners, the age of the younger will determine the Annuity Date. The Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.


Notwithstanding the paragraph above, under New York contracts, the latest possible annuitization age will not exceed the Owner's age 90. In the case of Joint Owners, the age of the oldest Owner will determine the Annuity Date.


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment to the Owner, or the payee the Owner designates, equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Owner cannot make withdrawals or surrender the annuity benefit, except where the Owner has elected a commutable period certain option.

Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable "period certain" may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity payout option after annuitization, the Company may permit such owner to exchange the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Scudder Investment Grade Bond, SVS Focus Value+Growth, Scudder Total Return and Scudder Blue Chip Portfolios. The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.


If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the contract and receive any remaining annuity benefit payments in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date. If there are Joint Owners on or after the Annuity Date, upon the first Owner death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected prior to the Annuity Date.

If the Owner selects an annuity payout option which provides for the continuation of payments after the death of an Annuitant, upon the death of an Annuitant on or after the Annuity Date, any remaining payments will continue to be paid to the Owner or the payee the Owner has designated.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. -- This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before the guaranteed number of payments have been made, the remaining guaranteed payments will continue to be paid.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. -- This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Owner to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT FUND VARIABLE LIFE ANNUITY. -- This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant dies and (1) exceeds (2) then periodic variable annuity benefit payments will continue until the number of such payments equals the number determined in (1).

        Where:  (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

                (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. -- This variable annuity is payable during the joint lifetime of the Annuitant and another individual (i.e. the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each payment during the lifetime of the survivor is based on the same number of Annuity Units which applied during their joint lifetime. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. -- This variable annuity is payable during the joint lifetime of the Annuitant and one other individual (i.e., the beneficiary or a Joint Annuitant), and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment during the lifetime of the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during their joint lifetime. There is no minimum number of payments under this option.


PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). -- This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.


It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting a period certain option.

L.  ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.


For all options except a death benefit annuity, the dollar amount of the first periodic annuity benefit payment is determined by multiplying (1) the Accumulated Value applied under that option, after application of any Market Value Adjustment and less premium tax, if any (and reduced by any applicable Contract fee for all commutable period certain options and any noncommutable fixed period certain option of less than ten years) divided by $1,000 by
(2) the applicable amount of the first monthly payment per $1,000 of value. For a death benefit annuity, the annuity value will be the amount of the death benefit. Notwithstanding the above, under a New York contract, annuity benefit payments will not be less than payments that could be provided at that time by application of an annuity value equal to an amount required to purchase any single payment immediate annuity contract offered by the Company to all Owners of the same class where the initial payment is equal to the greater of (a) the Surrender Value or (b) 95% of the Accumulated Value.


The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under the then current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.

M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

In most jurisdictions, an optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider is currently available for a separate monthly charge. The M-GAP Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten-year or fifteen-year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any prior Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTION OF THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Owner has reached his or her 87th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Owner has reached his or her 82nd birthday.

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten- or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

    - The Owner may only annuitize at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after any Contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.

    - The Owner may terminate the Rider at any time after the seventh Contract Anniversary following the effective date of the Rider.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that wold be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                                MINIMUM
      CONTRACT                MINIMUM          GUARANTEED
     ANNIVERSARY             GUARANTEED          ANNUAL
     AT EXERCISE            BENEFIT BASE       INCOME(1)
---------------------       ------------       ----------
         10                  $162,889           $12,153
         15                  $207,892           $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See
"K. Description of Variable Annuity Payout Options."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not affect Riders issued prior to the termination date, but, as noted above, Owners would not be able to purchase a new Rider under the repurchase feature. (See "TERMINATING THE M-GAP RIDER.")

Note: Adding the M-GAP Rider after the issue date or resetting or repurchasing the benefit will impact the Program to Protect Principal and Provide Growth Potential offered under the GPA Accounts since the Rider charges are deducted on a pro-rata basis from all accounts including the GPA Accounts. (See "Program to Protect Principal and Provide Growth Potential" under GUARANTEE PERIOD ACCOUNTS.)

N.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received in good order at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit at inception was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A
 -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.


NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:


    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other individual) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (see "B. Contract Fee" below) and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts hold shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios.

B.  CONTRACT FEE


A $35 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract when the Accumulated Value on any of these dates is less than $75,000. (This fee may vary by state. See your Contract for more information.) Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios; investment managers or sub-advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL BENEFIT RIDER CHARGES

Subject to state availability, the Company currently offers optional benefit riders that may be elected by the Owner. A separate monthly charge is made for each rider selected. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the rider is terminated, multiplied by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%
Enhanced Death Benefit Rider................................  0.25%

For a description of the Enhanced Death Benefit Rider, see "G. Death Benefit" and for a description of the Minimum Guaranteed Annuity Payout (M-GAP) Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," under DESCRIPTION OF THE CONTRACT, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

E.  TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.


To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period. Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Scudder Money Market Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.



At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on its expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Scudder Money Market Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.



MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit. However a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated

Value. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. A Market Value Adjustment will apply to all other transfers, withdrawals or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example 3% = 0.03) being credited to the current Guarantee Period;


               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years (under New York Contracts, rounded to the nearest whole years.) If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and


               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company then will compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals (including withdrawals made as part of a pro rata deduction for charges on an M-GAP Rider purchased or repurchased after issue), in order to ensure that on the last day of the Guarantee Period it will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified Contracts, see "E. Provisions Applicable to Qualified Employer Plans."

C.  TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner may be taxed on the annual increase in the Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable to the Owner, whether or not the Owner is receiving the payments. If an Owner dies before the total investment in the Contract is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the owner (or, if the owner is not an individual, the death of the primary annuitant, as defined in the Code) or, in the case of the owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the Owner. This requirement is met when the owner elects to have distributions made over the owner's life expectancy, or over the joint life expectancy of the owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the owner's age 59 1/2 or five years, will subject the owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified employer plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to the Owner of a non-qualified Contract. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: this term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity." Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the Contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA Contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA Contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.


Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Scudder Money Market Portfolio.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if in the Company's judgment further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to separate accounts of other insurance companies which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Portfolios do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate portfolios should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered. The Company also reserves the right to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right (whether or not such shares are attributable to the Contract) the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Owner's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers, including representatives of Allmerica Investments, Inc. (the Principal Underwriter) which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("NASD").


The Company pays commissions, not to exceed 2.0% of payments, to broker-dealers that sell the Contract, plus ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-782-8380.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company, and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Scudder Money Market Portfolio.

                                   APPENDIX B
                          THE MARKET VALUE ADJUSTMENT

MARKET VALUE ADJUSTMENT

The following are examples of how the market value adjustment works:

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  1.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.0093) TO THE POWER OF 7 - 1

                               =  .06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06694 X $62,985.60

                               =  $4,216.26

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (.17454 X $62,985.60 or $8,349.25)

                               =  Maximum ($10,992.38 or $8,349.25)

                               =  $8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.06)] TO THE POWER OF 2555/365 - 1

                               =  (1.01887) TO THE POWER OF 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG


                                                            YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------
SUB-ACCOUNT                                     2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.058      1.000        N/A        N/A        N/A
  End of Period.............................    1.014      1.058        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   26,637          0        N/A        N/A        N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.197      1.000        N/A        N/A        N/A
  End of Period.............................    0.887      1.197        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   35,277      1,495        N/A        N/A        N/A

CREDIT SUISSE WARBURG PINCUS EMERGING
 MARKETS PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.000        N/A        N/A        N/A        N/A
  End of Period.............................    0.748        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    1,256        N/A        N/A        N/A        N/A

CREDIT SUISSE WARBURG PINCUS GLOBAL POST-
 VENTURE CAPITAL PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.000        N/A        N/A        N/A        N/A
  End of Period.............................    0.754        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    2,555        N/A        N/A        N/A        N/A

DREYFUS MIDCAP STOCK PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.080      1.000        N/A        N/A        N/A
  End of Period.............................    1.153      1.080        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   20,310        516        N/A        N/A        N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC.
Unit Value $:
  Beginning of Period.......................    1.177      1.000        N/A        N/A        N/A
  End of Period.............................    1.032      1.177        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    8,187        878        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------
SUB-ACCOUNT                                     2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------
INVESCO VIF UTILITIES FUND
Unit Value $:
  Beginning of Period.......................      N/A        N/A        N/A        N/A        N/A
  End of Period.............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................      N/A        N/A        N/A        N/A        N/A

JANUS ASPEN GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.265      1.000        N/A        N/A        N/A
  End of Period.............................    1.066      1.265        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    1,753        552        N/A        N/A        N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.478      1.000        N/A        N/A        N/A
  End of Period.............................    1.252      1.478        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    1,444        429        N/A        N/A        N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.000        N/A        N/A        N/A        N/A
  End of Period.............................    0.784        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    5,228        N/A        N/A        N/A        N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.411      1.057      1.000        N/A        N/A
  End of Period.............................    1.254      1.411      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   44,215     30,553          0        N/A        N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.563      1.057      1.000        N/A        N/A
  End of Period.............................    1.459      1.563      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   38,150     10,987          0        N/A        N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
  Beginning of Period.......................    0.981      1.057      1.000        N/A        N/A
  End of Period.............................    0.947      0.981      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   39,552     34,413          0        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------
SUB-ACCOUNT                                     2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------
SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value $:
  Beginning of Period.......................      N/A        N/A        N/A        N/A        N/A
  End of Period.............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................      N/A        N/A        N/A        N/A        N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.501      1.057      1.000        N/A        N/A
  End of Period.............................    1.159      1.501      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   35,705     19,494          0        N/A        N/A

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.386      1.000        N/A        N/A        N/A
  End of Period.............................    1.299      1.386        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   27,728      5,432        N/A        N/A        N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.532      1.241      1.105      1.000        N/A
  End of Period.............................    1.392      1.532      1.241      1.105        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................  104,322     85,136     49,320     13,179        N/A

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.387      1.566      1.332      1.036      1.000
  End of Period.............................    1.588      1.387      1.566      1.332      1.036
Number of Units Outstanding at End of Period
 (in thousands).............................   71,229     89,798     90,048     53,634        317

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.235      1.057      1.000        N/A        N/A
  End of Period.............................    1.177      1.235      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   15,371      8,559          0        N/A        N/A

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.118      1.126      1.067      0.993      1.000
  End of Period.............................    1.223      1.118      1.126      1.067      0.993
Number of Units Outstanding at End of Period
 (in thousands).............................   42,764     45,653     28,997      7,815        498

                                                            YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------
SUB-ACCOUNT                                     2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------
SCUDDER GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.828      1.352      1.191      0.995      1.000
  End of Period.............................    1.459      1.828      1.352      1.191      0.995
Number of Units Outstanding at End of Period
 (in thousands).............................   95,167     76,104     56,608     24,186        370

SCUDDER HIGH YIELD PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.132      1.124      1.123      1.020      1.000
  End of Period.............................    1.019      1.132      1.124      1.123      1.020
Number of Units Outstanding at End of Period
 (in thousands).............................  115,238    130,757    132,619     64,934        941

SCUDDER INTERNATIONAL RESEARCH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.715      1.194      1.100      1.019      1.000
  End of Period.............................    1.345      1.715      1.194      1.100      1.019
Number of Units Outstanding at End of Period
 (in thousands).............................   45,507     41,325     46,830     30,789        360

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.109      1.148      1.079      1.003      1.000
  End of Period.............................    1.201      1.109      1.148      1.079      1.003
Number of Units Outstanding at End of Period
 (in thousands).............................   39,396     41,387     29,010      8,255         22

SCUDDER MONEY MARKET PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.116      1.080      1.042      1.004      1.000
  End of Period.............................    1.168      1.116      1.080      1.042      1.004
Number of Units Outstanding at End of Period
 (in thousands).............................   82,252     59,036     28,692     15,760      1,904

SCUDDER NEW EUROPE PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.016      1.057      1.000        N/A        N/A
  End of Period.............................    0.940      1.016      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    7,628      4,224          0        N/A        N/A

SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    2.027      1.528      1.309      0.989      1.000
  End of Period.............................    1.785      2.027      1.528      1.309      0.989
Number of Units Outstanding at End of Period
 (in thousands).............................   51,239     37,457     34,993     16,339        210

                                                            YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------
SUB-ACCOUNT                                     2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------
SCUDDER SMALL CAP VALUE PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.089      1.074      1.227      1.022      1.000
  End of Period.............................    1.117      1.089      1.074      1.227      1.022
Number of Units Outstanding at End of Period
 (in thousands).............................   34,644     39,614     49,408     29,597        314

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.035      1.115      1.019      1.000        N/A
  End of Period.............................    1.047      1.035      1.115      1.019        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................    3,951      3,483      2,760      1,317        N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.761      1.000        N/A        N/A        N/A
  End of Period.............................    1.361      1.761        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   89,808     31,063        N/A        N/A        N/A

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.496      1.321      1.164      0.984      1.000
  End of Period.............................    1.436      1.496      1.321      1.164      0.984
Number of Units Outstanding at End of Period
 (in thousands).............................  155,491    141,157     85,265     31,284        353

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
  Beginning of Period.......................    0.907      1.057      1.000        N/A        N/A
  End of Period.............................    1.136      0.907      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   28,132     20,494          0        N/A        N/A

SVS DREMAN HIGH RETURN PORTFOLIO
Unit Value $:
  Beginning of Period.......................    0.893      1.057      1.000        N/A        N/A
  End of Period.............................    1.149      0.893      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   75,998     78,707          0        N/A        N/A

SVS DYNAMIC GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................      N/A        N/A        N/A        N/A        N/A
  End of Period.............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................      N/A        N/A        N/A        N/A        N/A

                                                            YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------
SUB-ACCOUNT                                     2000       1999       1998       1997       1996
-----------                                   --------   --------   --------   --------   --------
SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.652      1.438      1.213      0.981      1.000
  End of Period.............................    1.565      1.652      1.438      1.213      0.981
Number of Units Outstanding at End of Period
 (in thousands).............................   62,362     66,589     64,931     30,946        197

SVS FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.281      1.000        N/A        N/A        N/A
  End of Period.............................    1.149      1.281        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   16,016        637        N/A        N/A        N/A

SVS GROWTH AND INCOME PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.147      1.000        N/A        N/A        N/A
  End of Period.............................    1.027      1.147        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   62,660     10,483        N/A        N/A        N/A

SVS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.162      1.000        N/A        N/A        N/A
  End of Period.............................    1.014      1.162        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   83,630     11,026        N/A        N/A        N/A

SVS INDEX 500 PORTFOLIO
Unit Value $:
  Beginning of Period.......................    1.090      1.000        N/A        N/A        N/A
  End of Period.............................    0.968      1.090        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................   52,751     17,600        N/A        N/A        N/A

SVS MID-CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.......................      N/A        N/A        N/A        N/A        N/A
  End of Period.............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................      N/A        N/A        N/A        N/A        N/A

SVS STRATEGIC EQUITY PORTFOLIO
Unit Value $:
  Beginning of Period.......................      N/A        N/A        N/A        N/A        N/A
  End of Period.............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................      N/A        N/A        N/A        N/A        N/A

SVS VENTURE VALUE PORTFOLIO
Unit Value $:
  Beginning of Period.......................      N/A        N/A        N/A        N/A        N/A
  End of Period.............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands).............................      N/A        N/A        N/A        N/A        N/A



No information is shown above for Sub-Accounts that commenced operations after December 31, 2000.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG


                                                               YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------
SUB-ACCOUNT                                             2000       1999       1998       1997
-----------                                           --------   --------   --------   --------
ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.058      1.000        N/A        N/A
  End of Period.....................................    1.014      1.058        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      419          2        N/A        N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.197      1.000        N/A        N/A
  End of Period.....................................    0.887      1.197        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      395         24        N/A        N/A

CREDIT SUISSE WARBURG PINCUS EMERGING MARKETS
 PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.000        N/A        N/A        N/A
  End of Period.....................................    0.748        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................       33        N/A        N/A        N/A

CREDIT SUISSE WARBURG PINCUS GLOBAL POST-VENTURE
 CAPITAL PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.000        N/A        N/A        N/A
  End of Period.....................................    0.754        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................        8        N/A        N/A        N/A

DREYFUS MIDCAP STOCK PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.110      1.000        N/A        N/A
  End of Period.....................................    1.185      1.110        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      447      3.940        N/A        N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Unit Value $:
  Beginning of Period...............................    1.173      1.000        N/A        N/A
  End of Period.....................................    1.029      1.173        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      701          2        N/A        N/A

INVESCO VIF UTILITIES FUND
Unit Value $:
  Beginning of Period...............................      N/A        N/A        N/A        N/A
  End of Period.....................................      N/A        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      N/A        N/A        N/A        N/A

                                                               YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------
SUB-ACCOUNT                                             2000       1999       1998       1997
-----------                                           --------   --------   --------   --------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.227      1.000        N/A        N/A
  End of Period.....................................    1.034      1.227        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................        2          2        N/A        N/A

JANUS ASPEN GROWTH AND INCOME PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.407      1.000        N/A        N/A
  End of Period.....................................    1.191      1.407        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................        2          2        N/A        N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.000        N/A        N/A        N/A
  End of Period.....................................    0.784        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      128        N/A        N/A        N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.562      1.172      1.000        N/A
  End of Period.....................................    1.388      1.562      1.172        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      805        848        143        N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.412      1.000        N/A        N/A
  End of Period.....................................    1.318      1.412        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      290         57        N/A        N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.153      1.103      1.000        N/A
  End of Period.....................................    1.113      1.153      1.103        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      955        779        411        N/A

SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value $:
  Beginning of Period...............................      N/A        N/A        N/A        N/A
  End of Period.....................................      N/A        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      N/A        N/A        N/A        N/A

                                                               YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------
SUB-ACCOUNT                                             2000       1999       1998       1997
-----------                                           --------   --------   --------   --------
SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.675      1.099      1.000        N/A
  End of Period.....................................    1.293      1.675      1.099        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      584        327        201        N/A

SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.386      1.000        N/A        N/A
  End of Period.....................................    1.299      1.386        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      435        119        N/A        N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.532      1.241      1.105      1.000
  End of Period.....................................    1.392      1.532      1.241      1.105
  Number of Units Outstanding at End of Period (in
    thousands)......................................    3,822      2,885        931         43

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.000      1.193      1.014      1.000
  End of Period.....................................    1.209      1.056      1.193      1.014
  Number of Units Outstanding at End of Period (in
    thousands)......................................    1,740      1,769      1,914        174

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.302      1.042      1.000        N/A
  End of Period.....................................    1.241      1.302      1.042        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      709        302         50        N/A

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.052      1.060      1.004      1.000
  End of Period.....................................    1.151      1.052      1.060      1.004
  Number of Units Outstanding at End of Period (in
    thousands)......................................      650        696        971         21

SCUDDER GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.494      1.105      0.973      1.000
  End of Period.....................................    1.192      1.494      1.105      0.973
  Number of Units Outstanding at End of Period (in
    thousands)......................................    1,806      1,323        512         16

                                                               YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------
SUB-ACCOUNT                                             2000       1999       1998       1997
-----------                                           --------   --------   --------   --------
SCUDDER HIGH YIELD PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.012      1.005      1.004      1.000
  End of Period.....................................    0.911      1.012      1.005      1.004
  Number of Units Outstanding at End of Period (in
    thousands)......................................    2,433      2,786      2,121         75

SCUDDER INTERNATIONAL RESEARCH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.090      1.000        N/A        N/A
  End of Period.....................................    0.968      1.090        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................    1,103         60        N/A        N/A

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.453      1.012      0.932      1.000
  End of Period.....................................    1.139      1.453      1.012      0.932
  Number of Units Outstanding at End of Period (in
    thousands)......................................      656        545        377         48

SCUDDER MONEY MARKET PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.032      1.069      1.004      1.000
  End of Period.....................................    1.118      1.032      1.069      1.004
  Number of Units Outstanding at End of Period (in
    thousands)......................................      885        643        404         21

SCUDDER NEW EUROPE PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.072      1.037      1.000      1.000
  End of Period.....................................    1.121      1.072      1.037      1.000
  Number of Units Outstanding at End of Period (in
    thousands)......................................    1,886      2,322        772          5

SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.166      1.036      1.000        N/A
  End of Period.....................................    1.079      1.166      1.036        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      468        196          5        N/A

SCUDDER SMALL CAP VALUE PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.526      1.150      0.985      1.000
  End of Period.....................................    1.344      1.526      1.150      0.985
  Number of Units Outstanding at End of Period (in
    thousands)......................................      741        498        232         18

                                                               YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------
SUB-ACCOUNT                                             2000       1999       1998       1997
-----------                                           --------   --------   --------   --------
SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value $:
  Beginning of Period...............................    0.890      0.878      1.003      1.000
  End of Period.....................................    0.913      0.890      0.878      1.003
  Number of Units Outstanding at End of Period (in
    thousands)......................................      821        701        707         52

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.035      1.115      1.019      1.000
  End of Period.....................................    1.047      1.035      1.115      1.019
  Number of Units Outstanding at End of Period (in
    thousands)......................................      114         55         26         11

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.761      1.000        N/A        N/A
  End of Period.....................................    1.361      1.761        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................    2,009        627        N/A        N/A

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.055      1.127      1.000        N/A
  End of Period.....................................    1.322      1.055      1.127        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      467        272         51        N/A

SVS DREMAN HIGH RETURN PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.010      1.153      1.000        N/A
  End of Period.....................................    1.300      1.010      1.153        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................    1,773      2,012        450        N/A

SVS DYNAMIC GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................      N/A        N/A        N/A        N/A
  End of Period.....................................      N/A        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      N/A        N/A        N/A        N/A

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.307      1.138      0.960      1.000
  End of Period.....................................    1.239      1.307      1.138      0.960
  Number of Units Outstanding at End of Period (in
    thousands)......................................    1,836      1,627      1,081        125

                                                               YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------
SUB-ACCOUNT                                             2000       1999       1998       1997
-----------                                           --------   --------   --------   --------
SVS FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.281      1.000        N/A        N/A
  End of Period.....................................    1.149      1.281        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      101          2        N/A        N/A

SVS GROWTH AND INCOME PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.147      1.000        N/A        N/A
  End of Period.....................................    1.027      1.147        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      829          2        N/A        N/A

SVS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.162      1.000        N/A        N/A
  End of Period.....................................    1.014      1.162        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................    1,001          2        N/A        N/A

SVS INDEX 500 PORTFOLIO
Unit Value $:
  Beginning of Period...............................    1.090      1.000        N/A        N/A
  End of Period.....................................    0.968      1.090        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................    1,103         60        N/A        N/A

SVS MID-CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period...............................      N/A        N/A        N/A        N/A
  End of Period.....................................      N/A        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      N/A        N/A        N/A        N/A

SVS STRATEGIC EQUITY PORTFOLIO
Unit Value $:
  Beginning of Period...............................      N/A        N/A        N/A        N/A
  End of Period.....................................      N/A        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      N/A        N/A        N/A        N/A

SVS VENTURE VALUE PORTFOLIO
Unit Value $:
  Beginning of Period...............................      N/A        N/A        N/A        N/A
  End of Period.....................................      N/A        N/A        N/A        N/A
  Number of Units Outstanding at End of Period (in
    thousands)......................................      N/A        N/A        N/A        N/A



No information is shown above for Sub-Accounts that commenced operations after December 31, 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

  FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                               SEPARATE ACCOUNT KG

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS






THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE SCUDDER GATEWAY ADVISOR (FORMERLY KEMPER GATEWAY ADVISOR) PROSPECTUS OF SEPARATE ACCOUNT KG DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.




                                DATED MAY 1, 2001












AFLIAC SCUDDER GATEWAY ADVISOR



                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.....................................................................   2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY......................................   3

SERVICES............................................................................................   3

UNDERWRITERS........................................................................................   4

ANNUITY BENEFIT PAYMENTS............................................................................   4

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM.........................................   6

PERFORMANCE INFORMATION.............................................................................   7

TAX-DEFERRED ACCUMULATION..........................................................................   10

FINANCIAL STATEMENTS...............................................................................  F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account KG (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.



Currently, 42 Sub-Accounts of the Variable Account are available under the Scudder Gateway Advisor (formerly Kemper Gateway Advisor) contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Warburg Pincus Trust, Dreyfus Investment Portfolios ("Dreyfus"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund"), INVESCO Variable Investment Funds, Inc. (INVESCO VIF), the Janus Aspen Series ("Janus Aspen"), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), open-end, registered management investment companies.

Two portfolios of Alger are available under the Contract: the Alger American Leveraged AllCap Portfolio and the Alger American Balanced Portfolio. Two portfolios of Credit Suisse Warburg Pincus Trust are available under the
Contract: the Credit Suisse Warburg Pincus Emerging Markets Portfolio and the Credit Suisse Warburg Pincus Global Post-Venture Capital Portfolio (together, the "Underlying Portfolios"). One portfolio of Dreyfus Investment Portfolios is available under the Contract: the Dreyfus MidCap Stock Portfolio. One portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. is available under the
Contract: the Dreyfus Socially Responsible Growth Fund. One fund of INVESCO VIF is available under the Contract: INVESCO VIF Utilities Fund. Two portfolios of Janus Aspen are available under the Contract: the Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio. Five portfolios of Scudder are available under the Contract: Scudder Capital Growth Portfolio, Scudder 21st Century Growth Portfolio, Scudder Global Discovery Portfolio, Scudder Growth and Income Portfolio, Scudder Health Sciences Portfolio, and Scudder International Portfolio. Twenty-seven different portfolios of SVS are available under the
Contract: Scudder Aggressive Growth Portfolio, Scudder Blue Chip Portfolio, Scudder Contrarian Value Portfolio, Scudder Global Blue Chip Portfolio, Scudder Government Securities Portfolio, Scudder Growth Portfolio, Scudder High Yield Portfolio, Scudder International Research Portfolio, Scudder Investment Grade Bond Portfolio, Scudder Money Market Portfolio, Scudder New Europe Portfolio, Scudder Small Cap Growth Portfolio, Scudder Small Cap Value Portfolio, Scudder Strategic Income Portfolio, Scudder Technology Growth Portfolio, Scudder Total Return Portfolio, SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio, SVS Dynamic Growth Portfolio, SVS Focused Large Cap Growth Portfolio, SVS Focus Value+Growth Portfolio, SVS Growth And Income Portfolio, SVS Growth Opportunities Portfolio, SVS Index 500 Portfolio, SVS Mid-Cap Growth Portfolio, SVS Strategic Equity Portfolio, and SVS Venture Value Portfolio. Each Underlying Portfolio available under the Contract has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account KG of the Company as of December 31, 2000 and for the periods indicated, included in this

Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 1.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 0.40% of total payments is paid to Kemper Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Kemper Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $52,668,438, $37,629,063 and $55,047,545.85.


No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The
Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation
     Period........................................$1.135000

(2)  Value of Assets -- Beginning of Valuation
     Period...........................................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital
     Losses..................................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period
     (3) divided by (2)...................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per
     annum)........................................0.000039

(6)  Net Investment Rate (4) - (5)...............................0.000296

(7)  Net Investment Factor 1.000000 + (6).....................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)............$1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The commuted value is the present value of remaining payments calculated at 3.5% interest. The determination of the commuted value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the commuted value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

        ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     o    must be new payments to the Contract, including the initial payment,

     o must be allocated to the Fixed Account, which will be the source account,

     o must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     o    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     o The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     o The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     o A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                                 P(1 + T) TO THE POWER OF (n) = ERV

         Where:          P     =    a hypothetical initial payment to the
                                    Variable Account of $1,000

                         T     =    average annual total return

                         n     =    number of years

                     ERV       =    the ending redeemable value of the $1,000
                                    payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

The calculations of Total Return reflect the deduction of the $35 annual Contract fee.

                               PERFORMANCE TABLES

                     ALLMERICA FINANCIAL LIFE INSURANCE AND
                                 ANNUITY COMPANY


                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                        FOR YEAR                  SINCE
                                                      SUB-ACCOUNT         ENDED               INCEPTION OF
                                                     INCEPTION DATE     12/31/00     5 YEARS   SUB-ACCOUNT
                                                     --------------     --------     -------   -----------
Alger American Balanced Portfolio...............        11/15/99         -4.15%        N/A         1.22%
Alger American Leveraged AllCap Portfolio.......        11/15/99        -25.93%        N/A       -10.18%
Credit Suisse Warburg Pincus Emerging Markets
Portfolio.......................................          5/1/00           N/A         N/A       -25.18%
Credit Suisse Warburg Pincus Global Post-Venture
Capital Portfolio...............................          5/1/00           N/A         N/A       -24.60%
Dreyfus MidCap Stock Portfolio..................         6/23/99          6.71%        N/A         9.76%
Dreyfus Socially Responsible Growth Portfolio...         6/23/99        -12.36%        N/A         2.00%
INVESCO VIF Utilities Fund......................          N/A*             N/A         N/A         N/A
Janus Aspen Growth Portfolio....................         6/23/99        -15.99%        N/A         3.98%
Janus Aspen Growth and Income Portfolio.........         6/23/99        -15.53%        N/A        15.62%
Scudder 21st Century Growth Portfolio...........          5/1/00            N/A        N/A       -21.57%
Scudder Capital Growth Portfolio................         5/11/98        -11.27%        N/A         8.83%
Scudder Global Discovery Portfolio..............          5/6/98         -6.74%        N/A        15.17%
Scudder Growth and Income Portfolio.............          5/1/98         -3.54%        N/A        -2.10%
Scudder Health Sciences Portfolio...............          N/A*             N/A         N/A         N/A
Scudder International Portfolio.................          5/6/98         -22.96%       N/A         5.57%
Scudder Aggressive Growth Portfolio.............          5/3/99         -6.40%        N/A        16.91%
Scudder Blue Chip Portfolio.....................          5/1/97         -9.26%        N/A         9.32%
Scudder Contrarian Value Portfolio..............         11/13/96        14.35%        N/A        11.71%
Scudder Global Blue Chip Portfolio..............         5/12/98         -4.84%        N/A         6.23%
Scudder Government Securities Portfolio.........         12/4/96          9.35%        N/A         4.95%
Scudder Growth Portfolio........................         12/4/96        -20.34%        N/A         9.58%
Scudder High Yield Portfolio....................         11/13/96       -10.02%        N/A         0.33%
Scudder International Research Portfolio........         11/13/96       -21.70%        N/A         7.30%
Scudder Investment Grade Bond Portfolio.........         12/12/96         8.32%        N/A         4.52%
Scudder Money Market Portfolio..................         11/20/96         4.49%        N/A         3.69%
Scudder New Europe Portfolio....................          5/5/98         -7.58%        N/A        -2.42%
Scudder Small Cap Growth Portfolio..............         12/4/96        -12.09%        N/A        15.15%
Scudder Small Cap Value Portfolio...............        11/13/96          2.46%        N/A         2.55%
Scudder Strategic Income Portfolio..............          5/1/97          1.13%        N/A         1.19%
Scudder Technology Growth Portfolio.............          5/3/99        -22.86%        N/A        20.20%
Scudder Total Return Portfolio..................        11/29/96         -4.14%        N/A         9.12%
SVS Dreman Financial Services Portfolio.........          5/4/98         25.13%        N/A         4.76%
SVS Dreman High Return Portfolio................          5/4/98         28.58%        N/A         5.22%
SVS Dynamic Growth Portfolio....................          N/A*             N/A         N/A         N/A
SVS Focus Value+Growth Portfolio................        11/29/96         -5.40%        N/A        11.45%
SVS Focused Large Cap Growth Portfolio..........        10/29/99         -10.31%       N/A        12.55%
SVS Growth And Income Portfolio.................        10/29/99        -10.48%        N/A         2.22%
SVS Growth Opportunities Portfolio..............        10/29/99        -12.70%        N/A         1.16%
SVS Index 500 Portfolio.........................          9/1/99        -11.29%        N/A        -2.52%
SVS Mid-Cap Growth Portfolio....................          N/A*             N/A         N/A         N/A
SVS Strategic Equity Portfolio..................          N/A*             N/A         N/A         N/A
SVS Venture Value Portfolio.....................          N/A*             N/A         N/A         N/A


* This is a New Sub-Account so no historical figures are available.

                            TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)



                                                                        FOR YEAR                   SINCE
                                                      SUB-ACCOUNT        ENDED                 INCEPTION OF
                                                     INCEPTION DATE     12/31/00     5 YEARS    SUB-ACCOUNT
                                                     --------------     --------     -------    -----------
Alger American Balanced Portfolio.................      11/15/99         -4.12%        N/A         1.28%
Alger American Leveraged AllCap Portfolio.........      11/15/99        -25.88%        N/A       -10.10%
Credit Suisse Warburg Pincus Emerging Markets
Portfolio.........................................        5/1/00           N/A         N/A       -25.18%
Credit Suisse Warburg Pincus Global Post-Venture
Capital Portfolio.................................        5/1/00           N/A         N/A       -24.59%
Dreyfus MidCap Stock Portfolio....................       6/23/99          6.77%        N/A         9.83%
Dreyfus Socially Responsible Growth Portfolio.....       6/23/99        -12.28%        N/A         2.10%
INVESCO VIF Utilities Fund........................        N/A*             N/A         N/A         N/A
Janus Aspen Growth Portfolio......................       6/23/99        -15.75%        N/A         4.26%
Janus Aspen Growth and Income Portfolio...........       6/23/99        -15.31%        N/A        15.89%
Scudder 21st Century Growth Portfolio.............        5/1/00           N/A         N/A       -21.56%
Scudder Capital Growth Portfolio..................       5/11/98        -11.16%        N/A         8.94%
Scudder Global Discovery Portfolio................        5/6/98         -6.61%        N/A        15.30%
Scudder Growth and Income Portfolio...............        5/1/98         -3.47%        N/A        -2.01%
Scudder Health Sciences Portfolio.................        N/A*             N/A         N/A         N/A
Scudder International Portfolio...................        5/6/98        -22.80%        N/A         5.72%
Scudder Aggressive Growth Portfolio...............        5/3/99         -6.29%        N/A        17.02%
Scudder Blue Chip Portfolio.......................        5/1/97         -9.13%        N/A         9.44%
Scudder Contrarian Value Portfolio................      11/13/96         14.50%        N/A        11.84%
Scudder Global Blue Chip Portfolio................       5/12/98         -4.71%        N/A         6.37%
Scudder Government Securities Portfolio...........       12/4/96          9.37%        N/A         5.06%
Scudder Growth Portfolio..........................       12/4/96        -20.19%        N/A         9.72%
Scudder High Yield Portfolio......................      11/13/96         -9.96%        N/A         0.46%
Scudder International Research Portfolio..........      11/13/96        -21.60%        N/A         7.43%
Scudder Investment Grade Bond Portfolio...........      12/12/96          8.36%        N/A         4.63%
Scudder Money Market Portfolio....................      11/20/96          4.63%        N/A         3.85%
Scudder New Europe Portfolio......................        5/5/98         -7.48%        N/A        -2.29%
Scudder Small Cap Growth Portfolio................       12/4/96        -11.96%        N/A        15.28%
Scudder Small Cap Value Portfolio.................      11/13/96          2.60%        N/A         2.71%
Scudder Strategic Income Portfolio................        5/1/97          1.14%        N/A         1.26%
Scudder Technology Growth Portfolio...............        5/3/99        -22.67%        N/A        20.38%
Scudder Total Return Portfolio....................      11/29/96         -3.99%        N/A         9.26%
SVS Dreman Financial Services Portfolio...........        5/4/98         25.26%        N/A         4.92%
SVS Dreman High Return Portfolio..................        5/4/98         28.69%        N/A         5.36%
SVS Dynamic Growth Portfolio......................        N/A*            N/A          N/A         N/A
SVS Focus Value+Growth Portfolio..................      11/29/96         -5.25%        N/A        11.59%
SVS Focused Large Cap Growth Portfolio............      10/29/99        -10.30%        N/A        12.58%
SVS Growth And Income Portfolio...................      10/29/99        -10.45%        N/A         2.28%
SVS Growth Opportunities Portfolio................      10/29/99        -12.66%        N/A         1.23%
SVS Index 500 Portfolio...........................        9/1/99        -11.19%        N/A        -2.38%

SVS Mid-Cap Growth Portfolio...........................   N/A*            N/A          N/A          N/A
SVS Strategic Equity Portfolio.........................   N/A*            N/A          N/A          N/A
SVS Venture Value Portfolio............................   N/A*            N/A          N/A          N/A


* This is a New Sub-Account so no historical figures are available.


                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                       FOR YEAR                   SINCE
                                                     SUB-ACCOUNT        ENDED                  INCEPTION OF
                                                    INCEPTION DATE     12/31/00     5 YEARS    SUB-ACCOUNT
                                                    --------------     --------     -------    -----------
Alger American Balanced Portfolio................         9/5/89         -4.15%       15.26%      11.19%
Alger American Leveraged AllCap Portfolio........        1/25/95        -25.93%       21.44%      29.08%
Credit Suisse Warburg Pincus Emerging Markets
Portfolio........................................       12/31/97        -32.51%        N/A        -2.78%
Credit Suisse Warburg Pincus Global Post-Venture
Capital Portfolio................................        9/30/96        -20.07%        N/A         6.92%
Dreyfus MidCap Stock Portfolio...................         5/1/98          6.71%        N/A         4.38%
Dreyfus Socially Responsible Growth Portfolio....        10/7/93        -12.36%       15.09%      14.97%
INVESCO VIF Utilities Fund.......................         1/3/95          3.76%       15.33%      14.00%
Janus Aspen Growth Portfolio.....................         5/1/98        -15.53%        N/A        22.55%
Janus Aspen Growth and Income Portfolio..........        9/13/93        -15.99%       16.07%      16.50%
Scudder 21st Century Growth Portfolio............         5/3/99        -23.68%        N/A        19.03%
Scudder Capital Growth Portfolio.................        7/16/85        -11.27%       17.85%      16.00%
Scudder Global Discovery Portfolio...............         5/1/96         -6.74%        N/A        16.28%
Scudder Growth and Income Portfolio..............         5/2/94         -3.54%       10.43%      12.68%
Scudder Health Sciences Portfolio................          N/A*           N/A          N/A         N/A
Scudder International Portfolio..................         5/1/87        -22.96%       10.70%       9.74%
Scudder Aggressive Growth Portfolio..............         5/3/99         -6.40%        N/A        16.91%
Scudder Blue Chip Portfolio......................         5/1/97         -9.26%        N/A         9.32%
Scudder Contrarian Value Portfolio...............         5/1/96         14.35%        N/A        13.07%
Scudder Global Blue Chip Portfolio...............         5/5/98         -4.84%        N/A         5.42%
Scudder Government Securities Portfolio..........         9/3/87          9.35%        4.37%        5.63%
Scudder Growth Portfolio.........................        12/9/83        -20.34%       11.84%      14.69%
Scudder High Yield Portfolio.....................         4/6/82        -10.02%        2.25%       9.88%
Scudder International Research Portfolio.........         1/6/92        -21.70%        8.56%       8.25%
Scudder Investment Grade Bond Portfolio..........         5/1/96          8.32%        N/A         4.41%
Scudder Money Market Portfolio...................         4/6/82          4.49%        3.67%       3.23%
Scudder New Europe Portfolio.....................         5/5/98         -7.58%        N/A        -2.42%
Scudder Small Cap Growth Portfolio...............         5/2/94        -12.09%       17.82%      17.89%
Scudder Small Cap Value Portfolio................         5/1/96          2.46%        N/A         1.99%
Scudder Strategic Income Portfolio...............         5/1/97          1.13%        N/A         1.19%
Scudder Technology Growth Portfolio..............         5/3/99        -22.86%        N/A        20.20%
Scudder Total Return Portfolio...................         4/6/82         -4.14%       10.84%      10.80%
SVS Dreman Financial Services Portfolio..........         5/4/98         25.13%        N/A         4.76%
SVS Dreman High Return Portfolio.................         5/4/98         28.58%        N/A         5.22%
SVS Dynamic Growth Portfolio.....................          N/A*           N/A          N/A         N/A
SVS Focus Value+Growth Portfolio.................         5/1/96         -5.40%        N/A        13.47%
SVS Focused Large Cap Growth Portfolio...........       10/29/99        -10.31%        N/A        12.55%
SVS Growth And Income Portfolio..................       10/29/99        -10.48%        N/A         2.22%
SVS Growth Opportunities Portfolio...............       10/29/99        -12.70%        N/A         1.16%
SVS Index 500 Portfolio..........................         9/1/99        -11.29%        N/A        -2.52%
SVS Mid-Cap Growth Portfolio.....................          N/A*           N/A          N/A         N/A
SVS Strategic Equity Portfolio...................          N/A*           N/A          N/A         N/A
SVS Venture Value Portfolio......................          N/A*           N/A          N/A         N/A


* This is a New Sub-Account so no historical figures are available.

(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.



                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                                                      FOR YEAR                   SINCE
                                                     SUB-ACCOUNT        ENDED                 INCEPTION OF
                                                   INCEPTION DATE     12/31/00     5 YEARS    SUB-ACCOUNT
                                                   --------------     --------     -------    -----------
Alger American Balanced Portfolio...............          9/5/89         -4.12%       15.26%      11.19%
Alger American Leveraged AllCap Portfolio.......         1/25/95        -25.88%       21.44%      29.08%
Credit Suisse Warburg Pincus Emerging Markets
Portfolio.......................................        12/31/97        -32.51%        N/A        -0.51%
Credit Suisse Warburg Pincus Global Post-Venture
Capital Portfolio...............................         9/30/96        -20.07%        N/A         9.51%
Dreyfus MidCap Stock Portfolio..................          5/1/98          6.77%        N/A         4.47%
Dreyfus Socially Responsible Growth Portfolio...         10/7/93        -12.28%       16.80%      16.88%
INVESCO VIF Utilities Fund......................          1/3/95          3.76%       15.33%      14.01%
Janus Aspen Growth Portfolio....................          5/1/98        -15.31%        N/A        22.71%
Janus Aspen Growth and Income Portfolio.........         9/13/93        -15.75%       17.89%      16.53%
Scudder 21st Century Growth Portfolio...........          5/3/99        -23.67%        N/A        19.04%
Scudder Capital Growth Portfolio................         7/16/85        -11.16%       17.94%      16.08%
Scudder Global Discovery Portfolio..............          5/1/96         -6.61%        N/A        16.39%
Scudder Growth and Income Portfolio.............          5/2/94         -3.47%       10.52%      12.76%
Scudder Health Sciences Portfolio...............           N/A*           N/A          N/A         N/A
Scudder International Portfolio.................          5/1/87        -22.80%       10.81%       9.84%
Scudder Aggressive Growth Portfolio.............          5/3/99         -6.29%        N/A        17.02%
Scudder Blue Chip Portfolio.....................          5/1/97         -9.13%        N/A         9.44%
Scudder Contrarian Value Portfolio..............          5/1/96         14.50%        N/A        13.18%
Scudder Global Blue Chip Portfolio..............          5/5/98         -4.71%        N/A         5.56%
Scudder Government Securities Portfolio.........          9/3/87          9.37%        4.49%       5.74%
Scudder Growth Portfolio........................         12/9/83        -20.19%       11.95%      14.76%
Scudder High Yield Portfolio....................          4/6/82         -9.96%        2.36%       9.94%
Scudder International Research Portfolio........          1/6/92        -21.60%        8.67%       8.35%
Scudder Investment Grade Bond Portfolio.........          5/1/96          8.36%        N/A         4.52%
Scudder Money Market Portfolio..................          4/6/82          4.63%        3.80%       3.36%
Scudder New Europe Portfolio....................          5/5/98         -7.48%        N/A        -2.29%
Scudder Small Cap Growth Portfolio..............          5/2/94        -11.96%       17.91%      17.98%
Scudder Small Cap Value Portfolio...............          5/1/96          2.60%        N/A         2.13%
Scudder Strategic Income Portfolio..............          5/1/97          1.14%        N/A         1.26%
Scudder Technology Growth Portfolio.............          5/3/99        -22.67%        N/A        20.38%
Scudder Total Return Portfolio..................          4/6/82         -3.99%       10.95%      10.89%
SVS Dreman Financial Services Portfolio.........          5/4/98         25.26%        N/A         4.92%
SVS Dreman High Return Portfolio................          5/4/98         28.69%        N/A         5.36%
SVS Dynamic Growth Portfolio....................           N/A*           N/A          N/A         N/A
SVS Focus Value+Growth Portfolio................          5/1/96         -5.25%        N/A        13.59%
SVS Focused Large Cap Growth Portfolio..........        10/29/99        -10.30%        N/A        12.58%
SVS Growth And Income Portfolio.................        10/29/99        -10.45%        N/A         2.28%
SVS Growth Opportunities Portfolio..............        10/29/99        -12.66%        N/A         1.23%
SVS Index 500 Portfolio.........................          9/1/99        -11.19%        N/A        -2.38%
SVS Mid-Cap Growth Portfolio....................           N/A*           N/A          N/A         N/A
SVS Strategic Equity Portfolio..................           N/A*           N/A          N/A         N/A
SVS Venture Value Portfolio.....................           N/A*           N/A          N/A         N/A

* This is a New Sub-Account so no historical figures are available.


      (1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

YIELD AND EFFECTIVE YIELD -- THE SCUDDER MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Scudder Money Market Sub-Account for the seven-day period ended December 31, 2000:

                  Yield                               4.72%
                  Effective Yield                     4.84%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Scudder Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:


       Effective Yield = [(base period return + 1) TO THE POWER OF (365/7)] - 1

The calculations of yield and effective yield reflect the $35 annual Contract fee.

                            TAX-DEFERRED ACCUMULATION

               NON-QUALIFIED                             CONVENTIONAL
               ANNUITY CONTRACT                          SAVINGS PLAN

                           AFTER-TAX CONTRIBUTIONS AND
                              TAX-DEFERRED EARNINGS

                                                        TAXABLE LUMP SUM        AFTER-TAX CONTRIBUTIONS
                               NO WITHDRAWALS           SUM WITHDRAWAL           AND TAXABLE EARNINGS
                               --------------           --------------           --------------------

            Years 10              $107,946                  $86,448                     $81,693
            Years 20              233,048                   165,137                     133,476
            Years 30              503,133                   335,021                     218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "FEDERAL TAX CONSIDERATIONS" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.25% for mortality and expense risk; 0.15% administration charges; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT - THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account KG.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000    1999    1998
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.1  $  0.5  $  0.5
     Universal life and investment product
       policy fees..............................   382.2   328.1   267.4
     Net investment income......................   140.4   150.2   151.3
     Net realized investment (losses) gains.....   (15.2)   (8.7)   20.0
     Other income (Note 1)......................    85.1    36.9     0.6
                                                  ------  ------  ------
         Total revenues.........................   592.6   507.0   439.8
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   167.2   173.6   153.9
     Policy acquisition expenses................    70.5    49.8    64.6
     Sales practice litigation..................    --      --      21.0
     Other operating expenses (Note 1)..........   197.8   151.3   104.1
     Restructuring costs........................     4.6    --      --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   440.1   374.7   343.6
                                                  ------  ------  ------
 Income before federal income taxes.............   152.5   132.3    96.2
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (36.7)   15.5    22.1
     Deferred...................................    69.7    30.5    11.8
                                                  ------  ------  ------
         Total federal income tax expense.......    33.0    46.0    33.9
                                                  ------  ------  ------
 Net income.....................................  $119.5  $ 86.3  $ 62.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,262.2 and $1,354.2)............................  $ 1,270.0  $ 1,324.6
     Equity securities at fair value (cost of $41.2 and
       $25.2)............................................       35.8       32.6
     Mortgage loans......................................      200.1      223.7
     Policy loans........................................      185.4      166.8
     Real estate and other long-term investments.........       15.1       25.1
                                                           ---------  ---------
         Total investments...............................    1,706.4    1,772.8
                                                           ---------  ---------
   Cash and cash equivalents.............................       50.8      132.9
   Accrued investment income.............................       33.7       36.0
   Deferred policy acquisition costs.....................    1,344.2    1,156.4
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      280.2      287.2
   Other assets..........................................       69.3       64.8
   Separate account assets...............................   14,688.2   14,527.9
                                                           ---------  ---------
         Total assets....................................  $18,172.8  $17,978.0
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,188.4  $ 2,274.7
     Outstanding claims and losses.......................       15.6       13.7
     Unearned premiums...................................        2.5        2.6
     Contractholder deposit funds and other policy
       liabilities.......................................       42.5       44.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,249.0    2,335.3
                                                           ---------  ---------
   Expenses and taxes payable............................      138.6      216.8
   Reinsurance premiums payable..........................       16.4       17.9
   Deferred federal income taxes.........................      168.5       94.8
   Separate account liabilities..........................   14,688.2   14,527.9
                                                           ---------  ---------
         Total liabilities...............................   17,260.7   17,192.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      423.7
   Accumulated other comprehensive (loss) income.........        4.7       (2.6)
   Retained earnings.....................................      481.2      361.7
                                                           ---------  ---------
         Total shareholder's equity......................      912.1      785.3
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $18,172.8  $17,978.0
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999     1998
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   423.7    407.9    386.9
     Issuance of common stock...................    --       15.8     21.0
                                                  ------   ------   ------
     Balance at end of period...................   423.7    423.7    407.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    (2.6)    24.1     38.5
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........    11.3    (41.1)   (23.4)
         (Provision) benefit for deferred
           federal income taxes.................    (4.0)    14.4      9.0
                                                  ------   ------   ------
         Other comprehensive income (loss)......     7.3    (26.7)   (14.4)
                                                  ------   ------   ------
     Balance at end of period...................     4.7     (2.6)    24.1
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   361.7    275.4    213.1
     Net income.................................   119.5     86.3     62.3
                                                  ------   ------   ------
     Balance at end of period...................   481.2    361.7    275.4
                                                  ------   ------   ------
         Total shareholder's equity.............  $912.1   $785.3   $709.9
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999    1998
 -------------                                 ------  ------  ------
 Net income..................................  $119.5  $ 86.3  $62.3
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........    11.3   (41.1) (23.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (4.0)   14.4    9.0
                                               ------  ------  -----
     Other comprehensive income (loss).......     7.3   (26.7) (14.4)
                                               ------  ------  -----
     Comprehensive income....................  $126.8  $ 59.6  $47.9
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000     1999     1998
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $ 119.5  $  86.3  $  62.3
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........     15.2      8.7    (20.0)
         Net amortization and depreciation...     (3.8)    (2.3)    (7.1)
         Sales practice litigation expense...    --       --        21.0
         Deferred federal income taxes.......     69.7     30.5     11.8
         Change in deferred acquisition
           costs.............................   (207.0)  (169.7)  (177.8)
         Change in reinsurance premiums
           payable...........................     (1.2)   (31.5)    40.8
         Change in accrued investment
           income............................      2.3     (2.5)     0.7
         Change in policy liabilities and
           accruals, net.....................    (86.8)    (8.4)   193.1
         Change in reinsurance receivable....      7.0     20.7    (56.9)
         Change in expenses and taxes
           payable...........................    (78.7)    64.1     55.4
         Other, net..........................    --       (14.8)   (28.5)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........   (163.8)   (18.9)    94.8
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    512.4    330.9    187.0
     Proceeds from disposals of equity
       securities............................      1.0     30.9     53.3
     Proceeds from disposals of other
       investments...........................     15.6      0.8     22.7
     Proceeds from mortgages matured or
       collected.............................     49.7     30.5     60.1
     Purchase of available-for-sale fixed
       maturities............................   (437.3)  (415.5)  (136.0)
     Purchase of equity securities...........    (16.0)   (20.2)   (30.6)
     Purchase of other investments...........    (45.9)   (44.1)   (22.7)
     Purchase of mortgages...................    --       --       (58.9)
     Other investing activities, net.........      2.2      2.0     (3.9)
                                               -------  -------  -------
         Net cash provided by (used in)
           investing activities..............     81.7    (84.7)    71.0
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........    --        14.6    --
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0     21.0
                                               -------  -------  -------
         Net cash provided by financing
           activities........................    --        18.6     21.0
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (82.1)   (85.0)   186.8
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9     31.1
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $  50.8  $ 132.9  $ 217.9
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes (received) paid............  $  (5.6) $   4.4  $  36.2

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $89.7 and $35.5 million, respectively and total benefits, losses and expenses of $62.0 million and $24.4 million, respectively. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000 there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "ACCOUNTING FOR INCOME TAXES" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000.

The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999 and 1998, SMAFCO contributed $4.0 million and $21.0 million respectively, of additional paid-in capital to the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999.

There were no contractual fixed maturity investment commitments at December 31, 2000.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   77.7   $   77.5
Due after one year through five years.......................     348.3      351.8
Due after five years through ten years......................     570.1      571.2
Due after ten years.........................................     266.1      269.5
                                                              --------   --------
Total.......................................................  $1,262.2   $1,270.0
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net appreciation (depreciation), beginning of year..........    $(10.4)      $  7.8      $ (2.6)
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------       ------      ------
                                                                  12.4         (5.1)        7.3
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $  2.0       $  2.7      $  4.7
                                                                ======       ======      ======

1999
Net appreciation (depreciation), beginning of year..........    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (75.3)        (0.2)      (75.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      34.4       --            34.4
(Provision) benefit from deferred federal income taxes......      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation (depreciation), beginning of year..........    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (16.2)       (14.3)      (30.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       7.1       --             7.1
(Provision) benefit from deferred federal income taxes......       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

(1) Includes net appreciation (depreciation) on other investments of $4.9 million, $(3.1) million and 0.9 million in 2000, 1999 and 1998 respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $200.1 million and $234.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $1.7 million and $2.4 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and the real estate investment comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $116.7  $136.1
  Industrial/warehouse......................................    52.8    51.1
  Retail....................................................    21.6    28.3
  Residential...............................................     7.8    18.5
  Other.....................................................     2.9     3.0
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $ 77.6  $ 76.2
  South Atlantic............................................    58.4    60.7
  East North Central........................................    28.6    35.9
  Middle Atlantic...........................................    13.2    20.1
  New England...............................................    13.0    29.9
  West South Central........................................     1.8     1.9
  Other.....................................................     9.2    12.3
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $6.1 million; 2002 -- $11.0 million; 2004 -- $23.2 million; 2005 --
$9.6 million and $150.2 million thereafter. There are no expected maturities in 2003. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Balance at beginning of year................................    $ 2.4      $ 3.3      $9.4
Provisions..................................................     (0.7)      (0.8)     (4.5)
Write-offs..................................................    --          (0.1)     (1.6)
                                                                -----      -----      ----
Balance at end of year......................................    $ 1.7      $ 2.4      $3.3
                                                                =====      =====      ====

Provisions on mortgages during 2000, 1999, and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $11.4 million, with related reserves of $0.4 million and $0.7 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $8.2 million, $14.3 million and $17.0 million, with related interest income while such loans were impaired, of $1.0 million, $1.5 million and $2.0 million as of December 31, 2000, 1999 and 1998, respectively.

D.  OTHER

At December 31, 2000 and 1999, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $103.8  $107.2  $107.7
Mortgage loans..............................................    17.2    19.0    25.5
Equity securities...........................................     1.0     0.4     0.3
Policy loans................................................    14.0    12.4    11.7
Other long-term investments.................................     2.8     4.0     4.8
Short-term investments......................................     3.3     9.5     4.2
                                                              ------  ------  ------
    Gross investment income.................................   142.1   152.5   154.2
Less investment expenses....................................    (1.7)   (2.3)   (2.9)
                                                              ------  ------  ------
    Net investment income...................................  $140.4  $150.2  $151.3
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $0.2 million and $0.8 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.2 million and $1.2 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $12.2 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $0.9 million and $1.4 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.0 million, $1.1 million and $1.8 million in 2000, 1999 and 1998, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.2 million which were non-income producing for year ended December 31, 2000. There were no fixed maturities which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $1.9 million, $0.9 million and $0.7 million in 2000, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(20.5) $(18.8) $(6.1)
Mortgage loans..............................................     0.7     0.8    8.0
Equity securities...........................................     0.9     8.5   15.7
Other long-term investments.................................     3.7     0.8    2.4
                                                              ------  ------  -----
Net realized investment (losses) gains......................  $(15.2) $ (8.7) $20.0
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0  $ 2.0
Equity securities...........................................     $ 52.6      $17.5  $ 0.9

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(2.9) million, $(18.0) million and $(5.6)
 million in 2000, 1999 and 1998, respectively)..............  $ (5.4) $(33.4) $ (8.2)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(6.9) million,
 $(3.6) million and $3.4 million in 2000, 1999 and 1998,
 respectively)..............................................   (12.7)   (6.7)    6.2
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $  7.3  $(26.7) $(14.4)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   50.8  $   50.8  $  132.9  $  132.9
  Fixed maturities..........................................   1,270.0   1,270.0   1,324.6   1,324.6
  Equity securities.........................................      35.8      35.8      32.6      32.6
  Mortgage loans............................................     200.1     208.5     223.7     222.8
  Policy loans..............................................     185.4     185.4     166.8     166.8
                                                              --------  --------  --------  --------
                                                              $1,742.1  $1,750.5  $1,880.6  $1,879.7
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $  978.3  $  946.2  $1,048.0  $1,014.9
  Supplemental contracts without life contingencies.........      19.9      19.9      25.0      25.0
  Other individual contract deposit funds...................      23.8      23.9      19.3      19.3
                                                              --------  --------  --------  --------
                                                              $1,022.0  $  990.0  $1,092.3  $1,059.2
                                                              ========  ========  ========  ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000   1999   1998
-------------                                                 ------  -----  -----
Federal income tax expense
  Current...................................................  $(36.7) $15.5  $22.1
  Deferred..................................................    69.7   30.5   11.8
                                                              ------  -----  -----
Total.......................................................  $ 33.0  $46.0  $33.9
                                                              ======  =====  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Expected federal income tax expense.........................  $ 53.4   $ 46.3   $ 33.7
  Dividend received deduction...............................    (6.9)    --       --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   (13.3)    --       --
  Other, net................................................    (0.2)    (0.3)     0.2
                                                              ------   ------   ------
Federal income tax expense..................................  $ 33.0   $ 46.0   $ 33.9
                                                              ======   ======   ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2000     1999
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(227.2) $(233.7)
  AMT credit carryforwards..................................     (2.8)   --
  Deferred acquisition costs................................    398.3    339.7
  Investments, net..........................................      2.1     (4.0)
  Litigation reserves.......................................     (6.5)    (4.3)
  Other, net................................................      4.6     (2.9)
                                                              -------  -------
Deferred tax liability, net.................................  $ 168.5  $  94.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $434.1 million and $360.4 million at December 31, 2000 and 1999, respectively. Gross deferred income tax assets totaled $265.6 million and $265.6 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $183.9 million, $173.9 million and $145.4 million in 2000, 1999 and 1998 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.6 million and $48.6 million at December 31, 2000 and 1999, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

approval of the Delaware Commissioner of Insurance, is limited to the greater of
(i) 10% of its policyholders' surplus as of the preceding December 31 or
(ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 2000 and 1999 for the disability income business were $239.9 million and $241.5 million, respectively, traditional life were $10.0 million and $9.7 million, respectively, and universal and variable universal life were $30.3 million and $36.0 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 38.1  $ 41.3  $ 45.5
  Assumed...................................................    --      --      --
  Ceded.....................................................   (38.0)  (40.8)  (45.0)
                                                              ------  ------  ------
Net premiums................................................  $  0.1  $  0.5  $  0.5
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $188.7  $210.6  $204.0
  Assumed...................................................    --      --      --
  Ceded.....................................................   (21.5)  (37.0)  (50.1)
                                                              ------  ------  ------
  Net policy benefits, claims and losses....................  $167.2  $173.6  $153.9
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999     1998
-------------                                                 --------  --------  ------
Balance at beginning of year................................  $1,156.4  $  950.5  $765.3
  Acquisition expenses deferred.............................     277.5     219.5   242.4
  Amortized to expense during the year......................     (70.5)    (49.8)  (64.6)
  Adjustment to equity during the year......................     (19.2)     36.2     7.4
                                                              --------  --------  ------
Balance at end of year......................................  $1,344.2  $1,156.4  $950.5
                                                              ========  ========  ======

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $239.2 million and $240.7 million at December 31, 2000 and 1999. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Statutory net income........................................  $(40.3) $  5.0  $ (8.2)
Statutory shareholder's surplus.............................  $282.1  $342.7  $312.2

                              SEPARATE ACCOUNT KG

                      STATEMENTS OF ASSETS AND LIABILITIES

                              DECEMBER 31, 2000

                                                                           SMALL         SMALL        CONTRARIAN
                                                                         CAP VALUE     CAP GROWTH        VALUE      INTERNATIONAL
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $  38,692,157  $  91,437,061  $ 113,108,239  $  61,197,779
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
Total assets ........................................................     38,692,157     91,437,061    113,108,239     61,197,779

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .................................................              -            838             13          3,091
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $  38,692,157  $  91,436,223  $ 113,108,226  $  61,194,688
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  38,692,157  $  91,436,223  $ 113,108,226  $  61,194,688
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................     34,644,253     51,238,783     71,229,444     45,506,909
Net asset value per unit, December 31, 2000 .........................  $    1.116842  $    1.784512  $    1.587942  $    1.344734

                                                                                                                        TOTAL
                                                                          GROWTH      VALUE+GROWTH    HORIZON 20+      RETURN
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $ 138,849,765  $  97,626,613  $  17,657,194  $ 223,322,471
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -            196              -            301
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................    138,849,765     97,626,809     17,657,194    223,322,772
LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................             36              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $ 138,849,729  $  97,626,809  $  17,657,194  $ 223,322,772
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $ 138,849,729  $  97,626,809  $  17,657,194  $ 223,322,772
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................     95,167,085     62,361,862     13,869,067    155,490,505
Net asset value per unit, December 31, 2000 .........................  $    1.459010  $    1.565489  $    1.273135  $    1.436247

                                                                        HORIZON 10+     HORIZON 5
                                                                       -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $  35,053,333  $  25,847,097
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -
Investments in shares of The Alger American Fund ....................              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -
Investments in shares of Janus Aspen Series .........................              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -
Investment income receivable ........................................              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................            175         23,590
                                                                       -------------  -------------
  Total assets ......................................................     35,053,508     25,870,687

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -              -
                                                                       -------------  -------------
  Net assets ........................................................  $  35,053,508  $  25,870,687
                                                                       =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  35,053,508  $  25,870,687
                                                                       =============  =============
Units outstanding, December 31, 2000 ................................     27,596,798     21,107,574
Net asset value per unit, December 31, 2000 .........................  $    1.270202  $    1.225659

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                              DECEMBER 31, 2000

                                                                                        INVESTMENT     GOVERNMENT       MONEY
                                                                         HIGH YIELD     GRADE BOND     SECURITIES       MARKET
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $ 117,431,649  $  47,331,818  $  52,292,153  $  95,843,233
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -        228,751
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -             12          1,360              -
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................    117,431,649     47,331,830     52,293,513     96,071,984

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................          2,903              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $ 117,428,746  $  47,331,830  $  52,293,513  $  96,071,984
                                                                       =============  =============  =============  =============

Net asset distribution by category:
 Variable annuity contracts .........................................  $ 117,428,746  $  47,331,830  $  52,293,513  $  96,071,984
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................    115,238,298     39,396,310     42,763,567     82,251,580
Net asset value per unit, December 31, 2000 .........................  $    1.019008  $    1.201428  $    1.222852  $    1.168026

                                                                                                      KVS DREMAN     KVS DREMAN
                                                                         STRATEGIC        BLUE         FINANCIAL     HIGH RETURN
                                                                         INCOME(a)        CHIP        SERVICES(a)     EQUITY(a)
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $   4,137,056  $ 145,247,901  $  31,967,252  $  87,315,339
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................      4,137,056    145,247,901     31,967,252     87,315,339

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -             49          2,864          2,963
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $   4,137,056  $ 145,247,852  $  31,964,388  $  87,312,376
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $   4,137,056  $ 145,247,852  $  31,964,388  $  87,312,376
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................      3,950,660    104,322,088     28,131,673     75,997,953

Net asset value per unit, December 31, 2000 .........................  $    1.047181  $    1.392302  $    1.136242  $    1.148878

                                                                            NEW          GLOBAL
                                                                         EUROPE(a)      BLUE CHIP
                                                                       -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $   7,172,118  $  18,089,801
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -
Investments in shares of The Alger American Fund ....................              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -
Investments in shares of Janus Aspen Series .........................              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -
Investment income receivable ........................................              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -            551
                                                                       -------------  -------------
 Total assets .......................................................      7,172,118     18,090,352

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -              -
                                                                       -------------  -------------
  Net assets ........................................................  $   7,172,118  $  18,090,352
                                                                       =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $   7,172,118  $  18,090,352
                                                                       =============  =============
Units outstanding, December 31, 2000 ................................      7,628,168     15,370,615
Net asset value per unit, December 31, 2000 .........................  $    0.940215  $    1.176944

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                            DECEMBER 31, 2000

                                                                                                                     KVS FOCUSED
                                                                        AGGRESSIVE     TECHNOLOGY     KVS INDEX       LARGE CAP
                                                                          GROWTH         GROWTH         500(a)         GROWTH
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $  36,010,426  $ 122,270,603  $  51,088,347  $  18,402,392
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................            248              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................     36,010,674    122,270,603     51,088,347     18,402,392

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -          4,675          5,185              -
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $  36,010,674  $ 122,265,928  $  51,083,162  $  18,402,392
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  36,010,674  $ 122,265,928  $  51,083,162  $  18,402,392
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................     27,728,012     89,807,516     52,751,208     16,015,728
Net asset value per unit, December 31, 2000 .........................  $    1.298711  $    1.361422  $    0.968379  $    1.149020

                                                                                                                       SCUDDER
                                                                           KVS            KVS           SCUDDER        GLOBAL
                                                                          GROWTH         GROWTH      INTERNATIONAL    DISCOVERY
                                                                       OPPORTUNITIES   AND INCOME      CLASS A(a)     CLASS A(a)
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $  84,846,212  $  64,347,418  $           -  $           -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -     41,386,173     55,676,384
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................     84,846,212     64,347,418     41,386,173     55,676,384
LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................          5,744          5,895              -          8,124
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $  84,840,468  $  64,341,523  $  41,386,173  $  55,668,260
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  84,840,468  $  64,341,523  $  41,386,173  $  55,668,260
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................     83,629,597     62,660,406     35,704,755     38,150,268
Net asset value per unit, December 31, 2000 .........................  $    1.014479  $    1.026829  $    1.159122  $    1.459184

                                                                          SCUDDER         SCUDDER
                                                                          CAPITAL         GROWTH
                                                                          GROWTH        AND INCOME
                                                                        CLASS A(a)      CLASS A(a)
                                                                       -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................   $          -   $          -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................     55,439,105     37,467,267
Investments in shares of The Alger American Fund ....................              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -
Investments in shares of Janus Aspen Series .........................              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -
Investment income receivable ........................................              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................            594              -
                                                                       -------------  -------------
  Total assets ......................................................     55,439,699     37,467,267

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -             14
                                                                       -------------  -------------
  Net assets ........................................................  $  55,439,699  $  37,467,253
                                                                       =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  55,439,699  $  37,467,253
                                                                       =============  =============
Units outstanding, December 31, 2000 ................................     44,214,658     39,551,583
Net asset value per unit, December 31, 2000 .........................  $    1.253876  $    0.947301

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                              DECEMBER 31, 2000

                                                                          SCUDDER        ALGER
                                                                       21ST CENTURY     AMERICAN         ALGER
                                                                          GROWTH        LEVERAGED       AMERICAN
                                                                          CLASS A        ALLCAP         BALANCED
                                                                       -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $           -  $           -  $           -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................      4,100,336              -              -
Investments in shares of The Alger American Fund ....................              -     31,292,158     27,021,599
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -
Investment income receivable ........................................              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -
                                                                       -------------  -------------  -------------
  Total assets ......................................................      4,100,336     31,292,158     27,021,599

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -              -            619
                                                                       -------------  -------------  -------------
  Net assets ........................................................  $   4,100,336  $  31,292,158  $  27,020,980
                                                                       =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $   4,100,336  $  31,292,158  $  27,020,980
                                                                       =============  =============  =============
Units outstanding, December 31, 2000 ................................      5,227,641     35,276,816     26,637,270
Net asset value per unit, December 31, 2000 .........................  $    0.784357  $    0.887046  $    1.014405

                                                                                        DREYFUS
                                                                           DREYFUS      SOCIALLY        JANUS
                                                                           MIDCAP      RESPONSIBLE      ASPEN
                                                                           STOCK         GROWTH        GROWTH(b)
                                                                       -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $           -  $           -  $           -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............     23,427,071              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -      8,450,428              -
Investments in shares of Janus Aspen Series .........................              -              -      1,868,298
Investments in shares of Warburg Pincus Trust .......................              -              -              -
Investment income receivable ........................................              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -
                                                                       -------------  -------------  -------------
  Total assets ......................................................     23,427,071      8,450,428      1,868,298

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................             90              -              -
                                                                       -------------  -------------  -------------
  Net assets ........................................................  $  23,426,981  $   8,450,428  $   1,868,298
                                                                       =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  23,426,981  $   8,450,428  $   1,868,298
                                                                       =============  =============  =============
Units outstanding, December 31, 2000 ................................     20,310,145      8,187,194      1,753,282
Net asset value per unit, December 31, 2000 .........................  $    1.153462  $    1.032152  $    1.065600

                                                                           JANUS         WARBURG        WARBURG
                                                                           ASPEN          PINCUS     PINCUS GLOBAL
                                                                          GROWTH         EMERGING    POST-VENTURE
                                                                       AND INCOME(b)     MARKETS        CAPITAL
                                                                       -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $           -  $           -  $           -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -
Investments in shares of Janus Aspen Series .........................      1,808,019              -              -
Investments in shares of Warburg Pincus Trust .......................              -        939,642      1,926,682
Investment income receivable ........................................              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -
                                                                       -------------  -------------  -------------
  Total assets ......................................................      1,808,019        939,642      1,926,682

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -              -              -
                                                                       -------------  -------------  -------------
  Net assets ........................................................  $   1,808,019  $     939,642  $   1,926,682
                                                                       =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $   1,808,019  $     939,642  $   1,926,682
                                                                       =============  =============  =============
Units outstanding, December 31, 2000 ................................      1,444,328      1,255,825      2,554,980
Net asset value per unit, December 31, 2000 .........................  $    1.251807  $    0.748227  $    0.754089

(b) No longer available.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                           SMALL         SMALL         CONTRARIAN
                                                                         CAP VALUE     CAP GROWTH        VALUE      INTERNATIONAL
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $     217,419  $           -  $   2,926,773  $           -
                                                                       -------------  -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        481,786      1,240,031      1,277,652        842,009
  Administrative expense fees .......................................         57,815        148,804        153,318        101,041
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................        539,601      1,388,835      1,430,970        943,050
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................       (322,182)    (1,388,835)     1,495,803       (943,050)
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -      8,805,351     19,024,028      9,952,007
  Net realized gain (loss) from sales of investments ................       (836,833)    11,648,094     (6,577,652)    (4,968,992)
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................       (836,833)    20,453,445     12,446,376      4,983,015
  Net unrealized gain (loss) ........................................      2,066,648    (33,442,272)    (1,545,743)   (18,808,041)
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................      1,229,815    (12,988,827)    10,900,633    (13,825,026)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $     907,633  $ (14,377,662) $  12,396,436  $ (14,768,076)
                                                                       =============  =============  =============  =============

                                                                                                                       TOTAL
                                                                          GROWTH       VALUE+GROWTH   HORIZON 20+      RETURN
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $           -  $     560,681  $     414,897  $   6,868,031
                                                                       -------------  -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................      1,958,178      1,312,327        256,574      2,797,482
  Administrative expense fees .......................................        234,981        157,479         30,789        335,698
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................      2,193,159      1,469,806        287,363      3,133,180
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................     (2,193,159)      (909,125)       127,534      3,734,851
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................     13,272,179      9,531,578      2,143,637     10,302,046
  Net realized gain (loss) from sales of investments ................        911,685      1,869,969        (16,876)        42,006
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................     14,183,864     11,401,547      2,126,761     10,344,052
  Net unrealized gain (loss) ........................................    (47,582,480)   (15,995,186)    (4,532,912)   (23,004,734)
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................    (33,398,616)    (4,593,639)    (2,406,151)   (12,660,682)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $ (35,591,775) $  (5,502,764) $  (2,278,617) $  (8,925,831)
                                                                       =============  =============  =============  =============


                                                                        HORIZON 10+     HORIZON 5
                                                                       -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $   1,134,083  $   1,117,930
                                                                       -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        490,077        357,528
  Administrative expense fees .......................................         58,810         42,903
                                                                       -------------  -------------
    Total expenses ..................................................        548,887        400,431
                                                                       -------------  -------------
    Net investment income (loss) ....................................        585,196        717,499
                                                                       -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................      2,835,207      1,341,516
  Net realized gain (loss) from sales of investments ................        112,297          4,191
                                                                       -------------  -------------
    Net realized gain (loss) ........................................      2,947,504      1,345,707
  Net unrealized gain (loss) ........................................     (6,095,367)    (2,579,039)
                                                                       -------------  -------------
    Net realized and unrealized gain (loss) .........................     (3,147,863)    (1,233,332)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $  (2,562,667) $    (515,833)
                                                                       =============  =============

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                       INVESTMENT     GOVERNMENT       MONEY
                                                                        HIGH YIELD     GRADE BOND     SECURITIES       MARKET
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $  16,199,333  $   2,398,565  $   3,292,863  $   4,773,413
                                                                       -------------  -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................      1,566,817        565,616        624,663      1,008,184
  Administrative expense fees .......................................        188,018         67,874         74,959        120,983
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................      1,754,835        633,490        699,622      1,129,167
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................     14,444,498      1,765,075      2,593,241      3,644,246
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -              -              -              -
  Net realized gain (loss) from sales of investments ................     (8,842,510)      (213,697)      (472,554)             -
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................     (8,842,510)      (213,697)      (472,554)             -
  Net unrealized gain (loss) ........................................    (17,655,810)     2,057,650      2,329,573              -
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................    (26,498,320)     1,843,953      1,857,019              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $ (12,053,822) $   3,609,028  $   4,450,260  $   3,644,246
                                                                       =============  =============  =============  =============

                                                                                                      KVS DREMAN      KVS DREMAN
                                                                         STRATEGIC         BLUE        FINANCIAL         HIGH
                                                                         INCOME(a)         CHIP       SERVICES(a)   RETURN EQUITY(a)
                                                                       -------------  -------------  ------------  ----------------
INVESTMENT INCOME:
  Dividends .........................................................  $      90,519  $     537,281  $    337,340  $      1,329,535
                                                                       -------------  -------------  ------------  ----------------

EXPENSES:
  Mortality and expense risk fees ...................................         47,489      1,809,879       279,474           832,310
  Administrative expense fees .......................................          5,698        217,186        33,537            99,878
                                                                       -------------  -------------  ------------  ----------------
    Total expenses ..................................................         53,187      2,027,065       313,011           932,188
                                                                       -------------  -------------  ------------  ----------------
    Net investment income (loss) ....................................         37,332     (1,489,784)       24,329           397,347
                                                                       -------------  -------------  ------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -              -        44,979         3,323,837
  Net realized gain (loss) from sales of investments ................        (56,341)     1,011,035      (315,547)       (2,235,262)
                                                                       -------------  -------------  ------------  ----------------
    Net realized gain (loss) ........................................        (56,341)     1,011,035      (270,568)        1,088,575
  Net unrealized gain (loss) ........................................         71,686    (13,223,345)    6,304,349        15,639,488
                                                                       -------------  -------------  ------------  ----------------
    Net realized and unrealized gain (loss) .........................         15,345    (12,212,310)    6,033,781        16,728,063
                                                                       -------------  -------------  ------------  ----------------
    Net increase (decrease) in net assets from operations ...........  $      52,677  $ (13,702,094) $  6,058,110  $     17,125,410
                                                                       =============  =============  ============  ================

                                                                            NEW          GLOBAL
                                                                         EUROPE(a)      BLUE CHIP
                                                                       -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $      15,069  $           -
                                                                       -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................         71,228        187,037
  Administrative expense fees .......................................          8,547         22,445
                                                                       -------------  -------------
    Total expenses ..................................................         79,775        209,482
                                                                       -------------  -------------
    Net investment income (loss) ....................................        (64,706)      (209,482)
                                                                       -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................         15,069        155,879
  Net realized gain (loss) from sales of investments ................         69,425         95,936
                                                                       -------------  -------------
    Net realized gain (loss) ........................................         84,494        251,815
  Net unrealized gain (loss) ........................................       (379,907)      (671,073)
                                                                       -------------  -------------
    Net realized and unrealized gain (loss) .........................       (295,413)      (419,258)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $    (360,119) $    (628,740)
                                                                       =============  =============

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                     KVS FOCUSED
                                                                        AGGRESSIVE     TECHNOLOGY      KVS INDEX      LARGE CAP
                                                                          GROWTH         GROWTH          500(a)        GROWTH
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $           -  $           -  $     144,456  $           -
                                                                       -------------  -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        334,341      1,640,021        498,894        134,764
  Administrative expense fees .......................................         40,121        196,803         59,867         16,172
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................        374,462      1,836,824        558,761        150,936
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................       (374,462)    (1,836,824)      (414,305)      (150,936)
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................        130,049        558,919        144,456        122,429
  Net realized gain (loss) from sales of investments ................         77,009       (455,147)      (124,348)       (66,627)
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................        207,058        103,772         20,108         55,802
  Net unrealized gain (loss) ........................................     (5,215,699)   (47,476,612)    (5,135,122)    (3,410,318)
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................     (5,008,641)   (47,372,840)    (5,115,014)    (3,354,516)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $  (5,383,103) $ (49,209,664) $  (5,529,319) $  (3,505,452)
                                                                       =============  =============  =============  =============

                                                                                                                      SCUDDER
                                                                            KVS           KVS           SCUDDER       GLOBAL
                                                                           GROWTH        GROWTH      INTERNATIONAL   DISCOVERY
                                                                       OPPORTUNITIES   AND INCOME     CLASS A(a)     CLASS A(a)
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $           -  $           -  $     169,434  $     333,850
                                                                       -------------  -------------  -------------  -------------
EXPENSES:
  Mortality and expense risk fees ...................................        808,380        629,206        485,051        559,141
  Administrative expense fees .......................................         97,006         75,504         58,206         67,096
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................        905,386        704,710        543,257        626,237
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................       (905,386)      (704,710)      (373,823)      (292,387)
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -        157,909      3,445,163      2,003,098
  Net realized gain (loss) from sales of investments ................        171,358        (40,131)    (4,682,979)        67,525
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................        171,358        117,778     (1,237,816)     2,070,623
  Net unrealized gain (loss) ........................................    (14,613,237)    (7,373,831)    (6,211,601)    (8,175,028)
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................    (14,441,879)    (7,256,053)    (7,449,417)    (6,104,405)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $ (15,347,265) $  (7,960,763) $  (7,823,240) $  (6,396,792)
                                                                       =============  =============  =============  =============

                                                                          SCUDDER        SCUDDER
                                                                          CAPITAL        GROWTH
                                                                          GROWTH       AND INCOME
                                                                        CLASS A(a)     CLASS A(a)
                                                                       -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $     129,288  $     496,057
                                                                       -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        683,342        452,541
  Administrative expense fees .......................................         82,001         54,305
                                                                       -------------  -------------
    Total expenses ..................................................        765,343        506,846
                                                                       -------------  -------------
    Net investment income (loss) ....................................       (636,055)       (10,789)
                                                                       -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................      6,353,564        656,076
  Net realized gain (loss) from sales of investments ................        231,311       (145,968)
                                                                       -------------  -------------
    Net realized gain (loss) ........................................      6,584,875        510,108
  Net unrealized gain (loss) ........................................    (12,466,845)    (1,818,510)
                                                                       -------------  -------------
    Net realized and unrealized gain (loss) .........................     (5,881,970)    (1,308,402)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $  (6,518,025) $  (1,319,191)
                                                                       =============  =============

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                          SCUDDER        ALGER
                                                                       21ST CENTURY     AMERICAN         ALGER
                                                                          GROWTH        LEVERAGED       AMERICAN
                                                                          CLASS A        ALLCAP         BALANCED
                                                                       -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $           -  $           -  $      87,257
                                                                       -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................         14,451        262,387        174,295
  Administrative expense fees .......................................          1,734         31,486         20,916
                                                                       -------------  -------------  -------------
    Total expenses ..................................................         16,185        293,873        195,211
                                                                       -------------  -------------  -------------
    Net investment income (loss) ....................................        (16,185)      (293,873)      (107,954)
                                                                       -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -      1,798,049        832,250
  Net realized gain (loss) from sales of investments ................         (2,782)       (57,623)       (13,162)
                                                                       -------------  -------------  -------------
    Net realized gain (loss) ........................................         (2,782)     1,740,426        819,088
  Net unrealized gain (loss) ........................................       (702,747)   (11,076,838)    (2,454,309)
                                                                       -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................       (705,529)    (9,336,412)    (1,635,221)
                                                                       -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $    (721,714) $  (9,630,285) $  (1,743,175)
                                                                       =============  =============  =============

                                                                                         DREYFUS
                                                                          DREYFUS       SOCIALLY         JANUS
                                                                           MIDCAP      RESPONSIBLE       ASPEN
                                                                           STOCK         GROWTH        GROWTH(b)
                                                                       -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $      38,035  $      68,277  $      54,943
                                                                       -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        121,221         75,004         24,877
  Administrative expense fees .......................................         14,547          9,000          2,986
                                                                       -------------  -------------  -------------
    Total expenses ..................................................        135,768         84,004         27,863
                                                                       -------------  -------------  -------------
    Net investment income (loss) ....................................        (97,733)       (15,727)        27,080
                                                                       -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................        346,226              -        129,755
  Net realized gain (loss) from sales of investments ................         17,923        (43,406)       (39,493)
                                                                       -------------  -------------  -------------
    Net realized gain (loss) ........................................        364,149        (43,406)        90,262
  Net unrealized gain (loss) ........................................       (184,581)    (1,058,637)      (519,402)
                                                                       -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................        179,568     (1,102,043)      (429,140)
                                                                       -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $      81,835  $  (1,117,770) $    (402,060)
                                                                       =============  =============  =============

                                                                           JANUS         WARBURG         WARBURG
                                                                           ASPEN         PINCUS       PINCUS GLOBAL
                                                                           GROWTH       EMERGING      POST-VENTURE
                                                                       AND INCOME(b)     MARKETS*       CAPITAL*
                                                                       -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $      51,621  $           -  $           -
                                                                       -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................         23,517          3,013          5,691
  Administrative expense fees .......................................          2,822            362            683
                                                                       -------------  -------------  -------------
    Total expenses ..................................................         26,339          3,375          6,374
                                                                       -------------  -------------  -------------
    Net investment income (loss) ....................................         25,282         (3,375)        (6,374)
                                                                       -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................            124         36,405        245,457
  Net realized gain (loss) from sales of investments ................        (30,657)        (1,090)          (630)
                                                                       -------------  -------------  -------------
    Net realized gain (loss) ........................................        (30,533)        35,315        244,827
  Net unrealized gain (loss) ........................................       (360,247)      (166,833)      (641,945)
                                                                       -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................       (390,780)      (131,518)      (397,118)
                                                                       -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $    (365,498) $    (134,893) $    (403,492)
                                                                       =============  =============  =============

* For the period 5/1/00 to 12/31/00
(b) No longer available.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SMALL CAP VALUE               SMALL CAP GROWTH
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (322,182) $    (215,704) $  (1,388,835) $    (781,948)
    Net realized gain (loss) ........................................       (836,833)    (1,927,611)    20,453,445      1,157,955
    Net unrealized gain (loss) ......................................      2,066,648      2,275,729    (33,442,272)    18,007,325
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........        907,633        132,414    (14,377,662)    18,383,332
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      3,938,142      3,881,514     27,799,637      9,058,478
    Withdrawals .....................................................     (3,051,382)    (3,319,790)    (6,601,040)    (3,003,462)
    Contract benefits ...............................................     (1,336,895)    (1,260,432)    (2,775,549)    (1,000,074)
    Contract charges ................................................        (17,148)       (15,395)       (55,038)       (14,186)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (5,742,574)   (13,018,025)     4,628,313     (7,500,175)
    Other transfers from (to) the General Account ...................        871,277      3,657,858      6,891,063      6,542,546
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     (5,338,580)   (10,074,270)    29,887,386      4,083,127
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     (4,430,947)    (9,941,856)    15,509,724     22,466,459

NET ASSETS:
  Beginning of year .................................................     43,123,104     53,064,960     75,926,499     53,460,040
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  38,692,157  $  43,123,104  $  91,436,223  $  75,926,499
                                                                       =============  =============  =============  =============

                                                                            CONTRARIAN VALUE                INTERNATIONAL
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $   1,495,803  $     337,360  $    (943,050) $    (162,339)
    Net realized gain (loss) ........................................     12,446,376      9,135,280      4,983,015      7,211,823
    Net unrealized gain (loss) ......................................     (1,545,743)   (27,096,544)   (18,808,041)    14,809,647
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     12,396,436    (17,623,904)   (14,768,076)    21,859,131
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      4,836,667     14,121,129     14,378,595      4,906,632
    Withdrawals .....................................................     (8,923,823)    (9,077,609)    (5,146,371)    (3,270,566)
    Contract benefits ...............................................     (2,704,377)    (3,040,999)    (1,664,566)    (1,065,299)
    Contract charges ................................................        (41,134)       (46,509)       (29,191)       (14,193)
    Transfers between sub-accounts (including fixed
      account), net .................................................    (23,584,502)   (16,550,900)    (3,444,695)   (11,015,542)
    Other transfers from (to) the General Account ...................      6,597,370     15,694,953        988,199      3,573,648
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................    (23,819,799)     1,100,065      5,081,971     (6,885,320)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................    (11,423,363)   (16,523,839)    (9,686,105)    14,973,811

NET ASSETS:
  Beginning of year .................................................    124,531,589    141,055,428     70,880,793     55,906,982
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $ 113,108,226  $ 124,531,589  $  61,194,688  $  70,880,793
                                                                       =============  =============  =============  =============

                                                                                  GROWTH
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $  (2,193,159) $  (1,419,537)
    Net realized gain (loss) ........................................     14,183,864        940,548
    Net unrealized gain (loss) ......................................    (47,582,480)    34,017,682
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........    (35,591,775)    33,538,693
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     36,216,596     18,138,627
    Withdrawals .....................................................    (11,404,751)    (5,835,087)
    Contract benefits ...............................................     (3,308,407)    (2,898,303)
    Contract charges ................................................        (80,714)       (24,993)
    Transfers between sub-accounts (including fixed
      account), net .................................................      5,233,060      3,861,803
    Other transfers from (to) the General Account ...................      8,655,454     15,807,341
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     35,311,238     29,049,388
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................       (280,537)    62,588,081

NET ASSETS:
  Beginning of year .................................................    139,130,266     76,542,185
                                                                       -------------  -------------
  End of year .......................................................  $ 138,849,729  $ 139,130,266
                                                                       =============  =============

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG



                                                                              VALUE + GROWTH                 HORIZON 20+
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (909,125) $    (827,569) $     127,534  $     (26,339)
    Net realized gain (loss) ........................................     11,401,547      3,414,517      2,126,761        760,453
    Net unrealized gain (loss) ......................................    (15,995,186)    11,750,886     (4,532,912)     1,009,772
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (5,502,764)    14,337,834     (2,278,617)     1,743,886
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      7,289,666     10,703,107        611,383      1,936,565
    Withdrawals .....................................................     (7,709,848)    (6,148,509)    (1,932,516)    (2,111,479)
    Contract benefits ...............................................     (2,716,985)    (2,684,139)      (452,632)      (419,028)
    Contract charges ................................................        (39,240)       (29,473)        (7,992)        (8,722)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (6,807,436)    (9,493,003)    (2,417,345)    (4,076,865)
    Other transfers from (to) the General Account ...................      3,095,449      9,953,690        182,511      1,134,062
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     (6,888,394)     2,301,673     (4,016,591)    (3,545,467)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................    (12,391,158)    16,639,507     (6,295,208)    (1,801,581)

NET ASSETS:
  Beginning of year .................................................    110,017,967     93,378,460     23,952,402     25,753,983
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  97,626,809  $ 110,017,967  $  17,657,194  $  23,952,402
                                                                       =============  =============  =============  =============

                                                                               TOTAL RETURN                   HORIZON 10+
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $   3,734,851  $   2,339,303  $     585,196  $     280,679
    Net realized gain (loss) ........................................     10,344,052      7,749,506      2,947,504        370,979
    Net unrealized gain (loss) ......................................    (23,004,734)    11,231,307     (6,095,367)     2,240,030
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (8,925,831)    21,320,116     (2,562,667)     2,891,688
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     34,482,531     36,155,410      2,473,272      5,575,526
    Withdrawals .....................................................    (15,222,575)    (8,877,391)    (2,484,359)    (2,106,876)
    Contract benefits ...............................................     (5,845,165)    (3,260,413)    (1,550,074)      (914,376)
    Contract charges ................................................        (96,810)       (38,512)       (14,199)       (13,511)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (7,327,389)     3,364,974     (6,565,598)    (4,319,378)
    Other transfers from (to) the General Account ...................     15,092,378     49,827,544      1,239,652      7,235,308
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     21,082,970     77,171,612     (6,901,306)     5,456,693
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     12,157,139     98,491,728     (9,463,973)     8,348,381

NET ASSETS:
  Beginning of year .................................................    211,165,633    112,673,905     44,517,481     36,169,100
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $ 223,322,772  $ 211,165,633  $  35,053,508  $  44,517,481
                                                                       =============  =============  =============  =============

                                                                                 HORIZON 5
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $     717,499  $     230,762
    Net realized gain (loss) ........................................      1,345,707        131,170
    Net unrealized gain (loss) ......................................     (2,579,039)       685,808
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........       (515,833)     1,047,740
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      1,082,320      2,764,352
    Withdrawals .....................................................     (2,912,019)    (1,239,315)
    Contract benefits ...............................................     (1,703,577)      (896,406)
    Contract charges ................................................        (10,205)        (7,574)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (2,488,465)    (2,275,766)
    Other transfers from (to) the General Account ...................        922,219      8,792,092
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     (5,109,727)     7,137,383
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................     (5,625,560)     8,185,123

NET ASSETS:
  Beginning of year .................................................     31,496,247     23,311,124
                                                                       -------------  -------------
  End of year .......................................................  $  25,870,687  $  31,496,247
                                                                       =============  =============

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                               HIGH YIELD                INVESTMENT GRADE BOND
                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $  14,444,498  $  12,693,121  $   1,765,075  $     454,482
    Net realized gain (loss) ........................................     (8,842,510)    (3,155,053)      (213,697)       283,610
    Net unrealized gain (loss) ......................................    (17,655,810)    (8,379,525)     2,057,650     (2,124,790)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........    (12,053,822)     1,158,543      3,609,028     (1,386,698)
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     11,749,397     20,871,620      5,303,787      6,354,730
    Withdrawals .....................................................    (12,001,321)   (12,855,331)    (4,676,450)    (2,949,914)
    Contract benefits ...............................................     (3,989,246)    (3,605,056)    (1,778,285)    (1,999,382)
    Contract charges ................................................        (45,475)       (43,171)       (14,797)        (7,647)
    Transfers between sub-accounts (including fixed
      account), net .................................................    (17,741,288)   (25,282,242)    (4,386,954)    (1,928,339)
    Other transfers from (to) the General Account ...................      3,532,957     18,724,774      3,388,817     14,497,556
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................    (18,494,976)    (2,189,406)    (2,163,882)    13,967,004
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................    (30,548,798)    (1,030,863)     1,445,146     12,580,306

NET ASSETS:
  Beginning of year .................................................    147,977,544    149,008,407     45,886,684     33,306,378
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $ 117,428,746  $ 147,977,544  $  47,331,830  $  45,886,684
                                                                       =============  =============  =============  =============

                                                                         GOVERNMENT SECURITIES               MONEY MARKET
                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $   2,593,241  $   1,379,509  $   3,644,246  $   1,468,440
    Net realized gain (loss) ........................................       (472,554)      (339,320)             -              -
    Net unrealized gain (loss) ......................................      2,329,573     (1,457,254)             -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........      4,450,260       (417,065)     3,644,246      1,468,440
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      7,185,379     10,757,271    111,425,709     38,377,003
    Withdrawals .....................................................     (4,765,091)    (2,905,759)   (13,664,951)    (7,028,896)
    Contract benefits ...............................................     (1,670,084)    (1,812,732)    (2,963,269)    (6,345,471)
    Contract charges ................................................        (17,913)        (8,144)       (85,970)        (7,712)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (5,351,018)    (4,549,061)   (16,696,369)     7,809,040
    Other transfers from (to) the General Account ...................      1,420,119     17,320,728    (51,494,735)       645,198
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     (3,198,608)    18,802,303     26,520,415     33,449,162
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................      1,251,652     18,385,238     30,164,661     34,917,602

NET ASSETS:
  Beginning of year .................................................     51,041,861     32,656,623     65,907,323     30,989,721
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  52,293,513  $  51,041,861  $  96,071,984  $  65,907,323
                                                                       =============  =============  =============  =============

                                                                            STRATEGIC INCOME(a)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $      37,332  $      78,928
    Net realized gain (loss) ........................................        (56,341)        41,374
    Net unrealized gain (loss) ......................................         71,686       (365,219)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........         52,677       (244,917)
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      1,200,166        583,184
    Withdrawals .....................................................       (370,818)      (140,060)
    Contract benefits ...............................................       (179,724)       (85,661)
    Contract charges ................................................         (2,084)          (715)
    Transfers between sub-accounts (including fixed
      account), net .................................................       (377,000)      (499,518)
    Other transfers from (to) the General Account ...................        207,981        914,699
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................        478,521        771,929
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................        531,198        527,012

NET ASSETS:
  Beginning of year .................................................      3,605,858      3,078,846
                                                                       -------------  -------------
  End of year .......................................................  $   4,137,056  $   3,605,858
                                                                       =============  =============

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                                                             KVS DREMAN
                                                                                BLUE CHIP               FINANCIAL SERVICES(a)
                                                                         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $  (1,489,784) $    (841,402) $      24,329  $    (167,192)
    Net realized gain (loss) ........................................      1,011,035        458,263       (270,568)       145,342
    Net unrealized gain (loss) ......................................    (13,223,345)    21,431,797      6,304,349     (1,654,266)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........    (13,702,094)    21,048,658      6,058,110     (1,676,116)
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     33,581,662     22,446,439      6,870,899      5,472,422
    Withdrawals .....................................................     (9,893,020)    (4,799,580)    (1,630,710)      (839,732)
    Contract benefits ...............................................     (2,790,006)    (1,627,038)      (285,926)      (241,293)
    Contract charges ................................................        (74,282)       (22,190)       (20,404)        (6,206)
    Transfers between sub-accounts (including fixed
      account), net .................................................        760,285     11,526,891     (1,528,789)    (1,221,310)
    Other transfers from (to) the General Account ...................      6,919,250     20,675,165      3,911,862      5,002,511
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     28,503,889     48,199,687      7,316,932      8,166,392
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     14,801,795     69,248,345     13,375,042      6,490,276

NET ASSETS:
  Beginning of year .................................................    130,446,057     61,197,712     18,589,346     12,099,070
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $ 145,247,852  $ 130,446,057  $  31,964,388  $  18,589,346
                                                                       =============  =============  =============  =============

                                                                               KVS DREMAN
                                                                         HIGH RETURN EQUITY(a)              NEW EUROPE(a)
                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $     397,347  $    (332,513) $     (64,706) $     (27,940)
    Net realized gain (loss) ........................................      1,088,575        194,791         84,494          3,862
    Net unrealized gain (loss) ......................................     15,639,488     (9,867,262)      (379,907)       480,452
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     17,125,410    (10,004,984)      (360,119)       456,374
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     11,757,045     20,789,716      2,711,441      1,077,372
    Withdrawals .....................................................     (4,998,119)    (3,562,732)      (278,200)      (186,840)
    Contract benefits ...............................................     (2,007,935)    (1,797,359)       (57,776)       (13,152)
    Contract charges ................................................        (34,023)       (14,805)        (4,314)          (581)
    Transfers between sub-accounts (including fixed
      account), net .................................................    (12,417,248)    (8,419,110)       275,814       (437,340)
    Other transfers from (to) the General Account ...................      7,622,840     26,640,798        592,215      1,393,271
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................        (77,440)    33,636,508      3,239,180      1,832,730
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     17,047,970     23,631,524      2,879,061      2,289,104

NET ASSETS:
  Beginning of year .................................................     70,264,406     46,632,882      4,293,057      2,003,953
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  87,312,376  $  70,264,406  $   7,172,118  $   4,293,057
                                                                       =============  =============  =============  =============

                                                                             GLOBAL BLUE CHIP
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (209,482) $     (73,841)
    Net realized gain (loss) ........................................        251,815         85,039
    Net unrealized gain (loss) ......................................       (671,073)     1,757,473
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........       (628,740)     1,768,671
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      6,667,144      3,064,306
    Withdrawals .....................................................       (963,154)      (288,525)
    Contract benefits ...............................................       (123,469)       (38,133)
    Contract charges ................................................         (9,369)          (940)
    Transfers between sub-accounts (including fixed
      account), net .................................................        675,597        882,919
    Other transfers from (to) the General Account ...................      1,900,110      2,828,626
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................      8,146,859      6,448,253
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................      7,518,119      8,216,924

NET ASSETS:
  Beginning of year .................................................     10,572,233      2,355,309
                                                                       -------------  -------------
  End of year .......................................................  $  18,090,352  $  10,572,233
                                                                       =============  =============

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                                AGGRESSIVE                    TECHNOLOGY
                                                                                  GROWTH                        GROWTH)
                                                                                       PERIOD FROM                   PERIOD FROM
                                                                        YEAR ENDED      5/3/99* TO    YEAR ENDED     5/3/99* TO
                                                                         12/31/00       12/31/99       12/31/00       12/31/99
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (374,462) $     (13,542) $  (1,836,824) $    (122,782)
    Net realized gain (loss) ........................................        207,058         27,858        103,772        197,634
    Net unrealized gain (loss) ......................................     (5,215,699)       904,574    (47,476,612)    12,954,735
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (5,383,103)       918,890    (49,209,664)    13,029,587
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     22,204,584      1,834,425     82,964,023     14,177,815
    Withdrawals .....................................................     (2,111,697)       (90,007)    (9,569,996)      (537,796)
    Contract benefits ...............................................       (672,333)             -     (3,761,959)             -
    Contract charges ................................................        (32,238)          (289)      (171,802)        (2,938)
    Transfers between sub-accounts (including fixed
      account), net .................................................      8,683,874      4,432,084     30,730,068     25,488,556
    Other transfers from (to) the General Account ...................      5,792,675        433,992     16,598,116      2,532,116
    Net increase (decrease) in investment by Sponsor ................              -           (183)             -           (198)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     33,864,865      6,610,022    116,788,450     41,657,555
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     28,481,762      7,528,912     67,578,786     54,687,142

NET ASSETS:
  Beginning of year .................................................      7,528,912              -     54,687,142              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  36,010,674  $   7,528,912  $ 122,265,928  $  54,687,142
                                                                       =============  =============  =============  =============

                                                                                                             KVS FOCUSED
                                                                                                              LARGE CAP
                                                                            KVS INDEX 500(a)                   GROWTH
                                                                                       PERIOD FROM                   PERIOD FROM
                                                                        YEAR ENDED     9/1/99* TO      YEAR ENDED    10/29/99* TO
                                                                         12/31/00       12/31/99       12/31/00        12/31/99
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (414,305) $     (33,108) $    (150,936) $        (485)
    Net realized gain (loss) ........................................         20,108          1,138         55,802            508
    Net unrealized gain (loss) ......................................     (5,135,122)     1,161,205     (3,410,318)        57,502
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (5,529,319)     1,129,235     (3,505,452)        57,525
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     27,503,097      5,905,215     14,467,711        437,572
    Withdrawals .....................................................     (2,538,799)      (157,605)    (1,545,666)          (250)
    Contract benefits ...............................................       (586,265)             -       (552,173)             -
    Contract charges ................................................        (58,738)          (807)       (18,733)           (32)
    Transfers between sub-accounts (including fixed
      account), net .................................................      5,738,149     11,176,761      4,331,402        209,264
    Other transfers from (to) the General Account ...................      7,363,355      1,138,977      4,409,073        113,047
    Net increase (decrease) in investment by Sponsor ................              -            (94)        (2,896)         2,000
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     37,420,799     18,062,447     21,088,718        761,601
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     31,891,480     19,191,682     17,583,266        819,126

NET ASSETS:
  Beginning of year .................................................     19,191,682              -        819,126              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  51,083,162  $  19,191,682  $  18,402,392  $     819,126
                                                                       =============  =============  =============  =============

                                                                                  KVS
                                                                                 GROWTH
                                                                              OPPORTUNITIES
                                                                                       PERIOD FROM
                                                                        YEAR ENDED     10/29/99* TO
                                                                         12/31/00        12/31/99
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (905,386) $      (9,909)
    Net realized gain (loss) ........................................        171,358              -
    Net unrealized gain (loss) ......................................    (14,613,237)       667,371
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........    (15,347,265)       657,462
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     65,717,757      4,058,572
    Withdrawals .....................................................     (3,901,512)       (32,556)
    Contract benefits ...............................................       (889,090)             -
    Contract charges ................................................       (117,737)          (457)
    Transfers between sub-accounts (including fixed
      account), net .................................................     17,020,674      6,883,427
    Other transfers from (to) the General Account ...................      9,550,297      1,241,078
    Net increase (decrease) in investment by Sponsor ................              -           (182)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     87,380,389     12,149,882
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................     72,033,124     12,807,344

NET ASSETS:
  Beginning of year .................................................     12,807,344              -
                                                                       -------------  -------------
  End of year .......................................................  $  84,840,468  $  12,807,344
                                                                       =============  =============

* Date of initial investment
(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                                  KVS                          SCUDDER
                                                                                 GROWTH                     INTERNATIONAL
                                                                               AND INCOME                     CLASS A(a)
                                                                                       PERIOD FROM       YEAR ENDED DECEMBER 31,
                                                                       YEAR ENDED      10/29/99* TO  ----------------------------
                                                                         12/31/00        12/31/99        2000           1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (704,710) $     (10,442) $    (373,823) $    (156,842)
    Net realized gain (loss) ........................................        117,778              -     (1,237,816)       880,052
    Net unrealized gain (loss) ......................................     (7,373,831)       603,878     (6,211,601)     6,557,144
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (7,960,763)       593,436     (7,823,240)     7,280,354
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     52,193,776      3,819,832     20,683,522      5,688,836
    Withdrawals .....................................................     (2,920,166)       (31,313)    (2,426,099)      (859,288)
    Contract benefits ...............................................     (1,043,262)             -     (1,508,592)      (148,549)
    Contract charges ................................................        (96,604)          (422)       (33,551)        (2,232)
    Transfers between sub-accounts (including fixed
      account), net .................................................      8,865,952      6,304,513        707,242      8,958,448
    Other transfers from (to) the General Account ...................      3,282,692      1,334,019      2,517,130      3,826,443
    Net increase (decrease) in investment by Sponsor ................              -           (167)             -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     60,282,388     11,426,462     19,939,652     17,463,658
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     52,321,625     12,019,898     12,116,412     24,744,012

NET ASSETS:
  Beginning of year .................................................     12,019,898              -     29,269,761      4,525,749
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  64,341,523  $  12,019,898  $  41,386,173  $  29,269,761
                                                                       =============  =============  =============  =============

                                                                                 SCUDDER                         SCUDDER
                                                                            GLOBAL DISCOVERY                 CAPITAL GROWTH
                                                                               CLASS A(a)                       CLASS A(a)
                                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000           1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (292,387) $     (88,667) $    (636,055) $    (277,599)
    Net realized gain (loss) ........................................      2,070,623        199,351      6,584,875      1,878,826
    Net unrealized gain (loss) ......................................     (8,175,028)     4,603,967    (12,466,845)     6,894,112
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (6,396,792)     4,714,651     (6,518,025)     8,495,339
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     32,251,266      3,094,411     17,691,607      8,978,849
    Withdrawals .....................................................     (2,716,668)      (322,816)    (3,400,163)    (1,404,964)
    Contract benefits ...............................................       (453,620)       (60,343)    (1,208,030)      (585,492)
    Contract charges ................................................        (55,411)        (1,715)       (34,900)        (4,086)
    Transfers between sub-accounts (including fixed
      account), net .................................................      9,830,805      4,368,250      1,300,718     11,217,262
    Other transfers from (to) the General Account ...................      6,041,507      2,728,934      4,484,370     11,774,573
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     44,897,879      9,806,721     18,833,602     29,976,142
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     38,501,087     14,521,372     12,315,577     38,471,481

NET ASSETS:
  Beginning of year .................................................     17,167,173      2,645,801     43,124,122      4,652,641
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  55,668,260  $  17,167,173  $  55,439,699  $  43,124,122
                                                                       =============  =============  =============  =============

                                                                                 SCUDDER
                                                                           GROWTH AND INCOME
                                                                               CLASS A(a)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000            1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $     (10,789) $    (150,076)
    Net realized gain (loss) ........................................        510,108      1,270,075
    Net unrealized gain (loss) ......................................     (1,818,510)      (655,883)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (1,319,191)       464,116
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      7,337,124      9,088,328
    Withdrawals .....................................................     (2,476,807)    (1,040,186)
    Contract benefits ...............................................       (830,605)      (393,949)
    Contract charges ................................................        (19,571)        (4,235)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (2,641,058)       366,443
    Other transfers from (to) the General Account ...................      3,644,470     14,573,591
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................      5,013,553     22,589,992
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................      3,694,362     23,054,108

NET ASSETS:
  Beginning of year .................................................     33,772,891     10,718,783
                                                                       -------------  -------------
  End of year .......................................................  $  37,467,253  $  33,772,891
                                                                       =============  =============

* Date of initial investment
(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                             SCUDDER
                                                                       21ST CENTURY GROWTH         ALGER AMERICAN
                                                                             CLASS A              LEVERAGED ALLCAP
                                                                           PERIOD FROM                      PERIOD FROM
                                                                            5/1/00* TO        YEAR ENDED    11/15/99* TO
                                                                            12/31/00           12/31/00       12/31/99
                                                                       -------------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $           (16,185) $    (293,873) $      (1,571)
    Net realized gain (loss) ........................................               (2,782)     1,740,426            521
    Net unrealized gain (loss) ......................................             (702,747)   (11,076,838)       169,168
                                                                       -------------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........             (721,714)    (9,630,285)       168,118
                                                                       -------------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................            4,133,791     30,589,732        842,417
    Withdrawals .....................................................              (47,458)    (1,339,318)        (3,628)
    Contract benefits ...............................................                    -       (136,573)             -
    Contract charges ................................................               (2,602)       (38,982)           (66)
    Transfers between sub-accounts (including fixed
      account), net .................................................              295,527      6,145,802        731,660
    Other transfers from (to) the General Account ...................              442,741      3,912,202         51,287
    Net increase (decrease) in investment by Sponsor ................                   51              -           (208)
                                                                       -------------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................            4,822,050     39,132,863      1,621,462
                                                                       -------------------  -------------  -------------
    Net increase (decrease) in net assets ...........................            4,100,336     29,502,578      1,789,580

NET ASSETS:
  Beginning of year .................................................                    -      1,789,580              -
                                                                       -------------------  -------------  -------------
  End of year .......................................................  $         4,100,336  $  31,292,158  $   1,789,580
                                                                       ===================  =============  =============

                                                                             ALGER AMERICAN                   DREYFUS
                                                                                 BALANCED                   MIDCAP STOCK
                                                                                       PERIOD FROM                   PERIOD FROM
                                                                        YEAR ENDED     11/15/99* TO   YEAR ENDED     6/23/99* TO
                                                                         12/31/00       12/31/99       12/31/00        12/31/99
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (107,954) $      (1,426) $     (97,733) $         709
    Net realized gain (loss) ........................................        819,088             12        364,149              5
    Net unrealized gain (loss) ......................................     (2,454,309)        55,960       (184,581)        25,831
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (1,743,175)        54,546         81,835         26,545
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     19,287,125        232,043     12,697,133        219,605
    Withdrawals .....................................................     (1,102,764)          (713)      (613,275)          (532)
    Contract benefits ...............................................       (338,807)             -       (223,513)             -
    Contract charges ................................................        (16,347)           (15)       (13,228)           (16)
    Transfers between sub-accounts (including fixed
      account), net .................................................      5,048,115      1,540,919      6,406,746        281,027
    Other transfers from (to) the General Account ...................      4,055,972          4,113      4,533,671         30,989
    Net increase (decrease) in investment by Sponsor ................              -            (32)             -             (6)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     26,933,294      1,776,315     22,787,534        531,067
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     25,190,119      1,830,861     22,869,369        557,612

NET ASSETS:
  Beginning of year .................................................      1,830,861              -        557,612              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  27,020,980  $   1,830,861  $  23,426,981  $     557,612
                                                                       =============  =============  =============  =============

* Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG


                                                                             DREYFUS SOCIALLY                 JANUS ASPEN
                                                                            RESPONSIBLE GROWTH                 GROWTH(b)
                                                                                       PERIOD FROM                  PERIOD FROM
                                                                        YEAR ENDED     6/23/99* TO    YEAR ENDED     6/23/99* TO
                                                                         12/31/00       12/31/99       12/31/00       12/31/99
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $     (15,727) $        (761) $      27,080  $      (1,002)
    Net realized gain (loss) ........................................        (43,406)        33,717         90,262            168
    Net unrealized gain (loss) ......................................     (1,058,637)        18,499       (519,402)        92,663
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (1,117,770)        51,455       (402,060)        91,829
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      6,543,056        396,252        702,275        279,886
    Withdrawals .....................................................       (403,523)        (1,715)      (249,612)           (83)
    Contract benefits ...............................................         (1,231)             -              -              -
    Contract charges ................................................        (13,344)          (167)        (3,254)          (130)
    Transfers between sub-accounts (including fixed
      account), net .................................................      1,425,088        110,545        382,317         78,313
    Other transfers from (to) the General Account ...................        985,381        476,633        739,875        249,307
    Net increase (decrease) in investment by Sponsor ................              -           (232)             -           (365)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................      8,535,427        981,316      1,571,601        606,928
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................      7,417,657      1,032,771      1,169,541        698,757

NET ASSETS:
  Beginning of year .................................................      1,032,771              -        698,757              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $   8,450,428  $   1,032,771  $   1,868,298  $     698,757
                                                                       =============  =============  =============  =============

                                                                                                        WARBURG        WARBURG
                                                                                                        PINCUS      PINCUS GLOBAL
                                                                                JANUS ASPEN             EMERGING    POST-VENTURE
                                                                             GROWTH AND INCOME(b)        MARKETS        CAPITAL
                                                                                       PERIOD FROM    PERIOD FROM    PERIOD FROM
                                                                        YEAR ENDED     6/23/99* TO     5/1/00* TO    5/1/00* TO
                                                                         12/31/00       12/31/99       12/31/00       12/31/00
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $      25,282  $        (406) $      (3,375) $      (6,374)
    Net realized gain (loss) ........................................        (30,533)           326         35,315        244,827
    Net unrealized gain (loss) ......................................       (360,247)       116,364       (166,833)      (641,945)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........       (365,498)       116,284       (134,893)      (403,492)
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................        819,647        280,484        895,315      1,894,798
    Withdrawals .....................................................       (196,526)           (55)        (5,158)        (8,967)
    Contract benefits ...............................................              -              -           (784)             -
    Contract charges ................................................         (3,008)          (128)          (542)          (769)
    Transfers between sub-accounts (including fixed
      account), net .................................................        179,429         14,827         73,443        229,162
    Other transfers from (to) the General Account ...................        739,292        223,989        111,815        215,952
    Net increase (decrease) in investment by Sponsor ................              -           (718)           446             (2)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................      1,538,834        518,399      1,074,535      2,330,174
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................      1,173,336        634,683        939,642      1,926,682

NET ASSETS:
  Beginning of year .................................................        634,683              -              -              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $   1,808,019  $     634,683  $     939,642  $   1,926,682
                                                                       =============  =============  =============  =============

* Date of initial investment
(b) No longer available.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT KG
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account KG is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on November 13, 1996 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account KG are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account KG cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account KG is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account KG currently offers thirty-seven Sub-Accounts as of December 31, 2000, although thirty-nine Sub-Accounts had investment activity during the year, under the variable annuity contracts. Effective May 1, 2000 Janus Aspen Growth and Janus Aspen Growth and Income were no longer available as an investment option to new investors. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Kemper Variable Series (KVS) or the Scudder Variable Life Investment Fund (Scudder VLIF) managed by Scudder Kemper Investments, Inc.; or of The Alger American Fund (Alger) managed by Fred Alger Management, Inc.; or of the Dreyfus Investment Portfolios (Dreyfus) or the Dreyfus Socially Responsible Growth Fund, Inc. (DSRG) managed by The Dreyfus Corporation; or of Janus Aspen Series (Janus Aspen) managed by Janus Capital; or of the Warburg Pincus Trust (Warburg) managed by Credit Suisse Asset Management, LLC.. KVS, Scudder VLIF, Alger, Dreyfus, DSRG, Janus Aspen and Warburg (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, Global Income was renamed Strategic Income, International Growth and Income was renamed New Europe, Dreman Financial Services was renamed KVS Dreman Financial Services, Dreman High Return Equity was renamed KVS Dreman High Return Equity, Index 500 was renamed KVS Index 500, Scudder International was renamed Scudder International Class A, Scudder Global Discovery was renamed Scudder Global Discovery Class A, Scudder Capital
Growth was renamed Scudder Capital Growth Class A, Scudder Growth and Income was renamed Scudder Growth and Income Class A.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account KG in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate Account KG. Therefore, no provision for income taxes has been charged against Separate Account KG.

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                           PORTFOLIO INFORMATION
                                                 -------------------------------------------
                                                                                 NET ASSET
                                                   NUMBER OF      AGGREGATE        VALUE
INVESTMENT PORTFOLIO                                SHARES          COST         PER SHARE
--------------------                             -------------  -------------  -------------
Small Cap Value ...............................     34,464,408  $  39,925,163  $       1.123
Small Cap Growth ..............................     42,246,502    102,501,328          2.164
Contrarian Value ..............................     84,384,574    120,681,232          1.340
International .................................     41,557,921     64,323,374          1.473
Growth ........................................     46,098,860    151,255,513          3.012
Value+Growth ..................................     58,968,937     89,641,597          1.656
Horizon 20+ ...................................     13,618,914     19,363,957          1.297
Total Return ..................................     86,183,631    232,803,026          2.591
Horizon 10+ ...................................     27,537,302     36,457,764          1.273
Horizon 5 .....................................     21,179,375     26,316,801          1.220
High Yield ....................................    128,144,532    147,556,025          0.916
Investment Grade Bond .........................     41,324,118     46,115,900          1.145
Government Securities .........................     43,723,267     50,852,998          1.196
Money Market ..................................     95,843,233     95,843,233          1.000
Strategic Income(a) ...........................      4,196,648      4,236,535          0.986
Blue Chip .....................................    100,826,687    131,950,633          1.441
KVS Dreman Financial Services(a) ..............     27,731,297     26,949,630          1.153
KVS Dreman High Return Equity(a) ..............     81,052,419     78,891,339          1.077
New Europe(a) .................................      7,431,784      7,081,834          0.965
Global Blue Chip ..............................     15,312,303     16,918,358          1.181
Aggressive Growth .............................     27,252,960     40,321,551          1.321
Technology Growth .............................     88,143,286    156,792,480          1.387
KVS Index 500(a) ..............................     52,242,915     55,062,264          0.978
KVS Focused Large Cap Growth ..................     16,138,910     21,755,208          1.140
KVS Growth Opportunities ......................     82,269,530     98,792,078          1.031
KVS Growth And Income .........................     61,892,752     71,117,372          1.040
Scudder International Class A(a) ..............      2,902,256     40,975,071         14.260
Scudder Global Discovery Class A(a) ...........      4,738,416     59,046,731         11.750
Scudder Capital Growth Class A(a) .............      2,403,082     60,531,646         23.070
Scudder Growth and Income Class A(a) ..........      3,609,563     39,669,218         10.380
Scudder 21st Century Growth Class A ...........        506,214      4,803,083          8.100
Alger American Leveraged AllCap ...............        806,499     42,199,828         38.800
Alger American Balanced .......................      1,962,353     29,419,948         13.770
Dreyfus MidCap Stock ..........................      1,639,403     23,585,821         14.290
Dreyfus Socially Responsible Growth ...........        245,153      9,490,566         34.470
Janus Aspen Growth(b) .........................         70,555      2,295,037         26.480
Janus Aspen Growth and Income(b) ..............        103,849      2,051,902         17.410
Warburg Pincus Emerging Markets ...............        100,712      1,106,475          9.330
Warburg Pincus Global Post-Venture Capital ....        141,460      2,568,627         13.620

(a) Name changed.  See Note 1.
(b) No longer available.  See Note 1.

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     A contract fee is currently deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is less than $50,000 on contracts issued on Form A3025-96 (Kemper Gateway Elite) and when the accumulated value is less than $75,000 for contracts issued on Form A3027-98 (Kemper Gateway Advisor) and on Form A3028-99 (Kemper Gateway Plus). The fee is currently waived for contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account KG, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of Allmerica Investments and to certain independent broker-dealers. The current series of contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

Transactions from contractowners and sponsor were as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                      2000                          1999
                                          ----------------------------  ----------------------------
                                              UNITS          AMOUNT         UNITS          AMOUNT
                                          -------------  -------------  -------------  -------------
Small Cap Value
  Issuance of Units ....................      8,649,744  $   9,142,291     12,910,707  $  13,369,353
  Redemption of Units ..................    (13,619,289)   (14,480,871)   (22,704,612)   (23,443,623)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (4,969,545) $  (5,338,580)    (9,793,905) $ (10,074,270)
                                          =============  =============  =============  =============

Small Cap Growth
  Issuance of Units ....................    112,417,609  $ 233,905,288     20,756,899  $  30,952,499
  Redemption of Units ..................    (98,636,195)  (204,017,902)   (18,292,857)   (26,869,372)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     13,781,414  $  29,887,386      2,464,042  $   4,083,127
                                          =============  =============  =============  =============

Contrarian Value
  Issuance of Units ....................     17,162,538  $  23,027,195     30,378,201  $  47,864,604
  Redemption of Units ..................    (35,730,894)   (46,846,994)   (30,628,234)   (46,764,539)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............    (18,568,356) $ (23,819,799)      (250,033) $   1,100,065
                                          =============  =============  =============  =============

International
  Issuance of Units ....................    126,698,299  $ 186,041,434     13,058,616  $  17,453,501
  Redemption of Units ..................   (122,515,899)  (180,959,463)   (18,564,317)   (24,338,821)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      4,182,400  $   5,081,971     (5,505,701) $  (6,885,320)
                                          =============  =============  =============  =============

Growth
  Issuance of Units ....................     39,796,166  $  71,496,350     45,869,926  $  66,626,623
  Redemption of Units ..................    (20,732,985)   (36,185,112)   (26,374,455)   (37,577,235)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     19,063,181  $  35,311,238     19,495,471  $  29,049,388
                                          =============  =============  =============  =============

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS(CONTINUED)

                                                           YEAR ENDED DECEMBER 31,
                                                      2000                          1999
                                          ----------------------------  ----------------------------
                                              UNITS         AMOUNT          UNITS         AMOUNT
                                          -------------  -------------  -------------  -------------
Value+Growth
  Issuance of Units ....................     10,549,619  $  16,533,539     20,144,678  $  29,085,745
  Redemption of Units ..................    (14,776,690)   (23,421,933)   (18,486,850)   (26,784,072)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (4,227,071) $  (6,888,394)     1,657,828  $   2,301,673
                                          =============  =============  =============  =============

Horizon 20+
  Issuance of Units ....................      1,365,038  $   1,603,162      6,219,385  $   8,070,144
  Redemption of Units ..................     (4,363,492)    (5,619,753)    (8,889,380)   (11,615,611)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (2,998,454) $  (4,016,591)    (2,669,995) $  (3,545,467)
                                          =============  =============  =============  =============

Total Return
  Issuance of Units ....................     48,839,681  $  71,380,737     80,728,436  $ 110,591,880
  Redemption of Units ..................    (34,506,638)   (50,297,767)   (24,835,621)   (33,420,268)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     14,333,043  $  21,082,970     55,892,815  $  77,171,612
                                          =============  =============  =============  =============

Horizon 10+
  Issuance of Units ....................      3,602,207  $   4,638,651     11,921,286  $  14,784,016
  Redemption of Units ..................     (8,888,274)   (11,539,957)    (7,589,225)    (9,327,323)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (5,286,067) $  (6,901,306)     4,332,061  $   5,456,693
                                          =============  =============  =============  =============

Horizon 5
  Issuance of Units ....................      3,087,327  $   3,651,279     11,049,351  $  13,215,896
  Redemption of Units ..................     (7,247,034)    (8,761,006)    (5,117,533)    (6,078,513)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (4,159,707) $  (5,109,727)     5,931,818  $   7,137,383
                                          =============  =============  =============  =============

High Yield
  Issuance of Units ....................     45,048,911  $  47,471,620     60,162,447  $  67,281,801
  Redemption of Units ..................    (60,567,594)   (65,966,596)   (62,024,778)   (69,471,207)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............    (15,518,683) $ (18,494,976)    (1,862,331) $  (2,189,406)
                                          =============  =============  =============  =============

Investment Grade Bond
  Issuance of Units ....................     12,048,258  $  13,549,756     24,744,025  $  27,508,264
  Redemption of Units ..................    (14,038,917)   (15,713,638)   (12,366,826)   (13,541,260)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (1,990,659) $  (2,163,882)    12,377,199  $  13,967,004
                                          =============  =============  =============  =============

Government Securities
  Issuance of Units ....................     27,871,500  $  28,793,398     46,734,874  $  51,914,253
  Redemption of Units ..................    (30,760,957)   (31,992,006)   (30,078,849)   (33,111,950)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (2,889,457) $  (3,198,608)    16,656,025  $  18,802,303
                                          =============  =============  =============  =============

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS(CONTINUED)

                                                           YEAR ENDED DECEMBER 31,
                                                      2000                          1999
                                          ----------------------------  ----------------------------
                                              UNITS         AMOUNT         UNITS          AMOUNT
                                          -------------  -------------  -------------  -------------
Money Market
  Issuance of Units ....................    699,718,140  $ 793,216,300    153,245,863  $ 164,602,326
  Redemption of Units ..................   (676,502,882)  (766,695,885)  (122,901,788)  (131,153,164)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     23,215,258  $  26,520,415     30,344,075  $  33,449,162
                                          =============  =============  =============  =============

Strategic Income (a)
  Issuance of Units ....................      1,877,883  $   1,872,858      1,732,563  $   1,807,391
  Redemption of Units ..................     (1,409,741)    (1,394,337)    (1,010,428)    (1,035,462)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............        468,142  $     478,521        722,135  $     771,929
                                          =============  =============  =============  =============

Blue Chip
  Issuance of Units ....................     40,842,024  $  60,472,457     53,183,072  $  70,340,717
  Redemption of Units ..................    (21,655,489)   (31,968,568)   (17,367,580)   (22,141,030)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     19,186,535  $  28,503,889     35,815,492  $  48,199,687
                                          =============  =============  =============  =============

KVS Dreman Financial Services(a)
  Issuance of Units ....................     23,885,541  $  22,238,101     19,922,105  $  19,457,623
  Redemption of Units ..................    (16,247,595)   (14,921,169)   (11,915,433)   (11,291,231)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      7,637,946  $   7,316,932      8,006,672  $   8,166,392
                                          =============  =============  =============  =============

KVS Dreman High Return Equity(a)
  Issuance of Units ....................     32,662,791  $  31,563,182     65,516,979  $  64,123,792
  Redemption of Units ..................    (35,371,476)   (31,640,622)   (32,568,645)   (30,487,284)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (2,708,685) $     (77,440)    32,948,334  $  33,636,508
                                          =============  =============  =============  =============

New Europe (a)
  Issuance of Units ....................      9,397,732  $   8,883,684      3,666,634  $   3,235,511
  Redemption of Units ..................     (5,994,020)    (5,644,504)    (1,660,547)    (1,402,781)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      3,403,712  $   3,239,180      2,006,087  $   1,832,730
                                          =============  =============  =============  =============

Global Blue Chip
  Issuance of Units ....................      9,678,813  $  11,402,593      8,426,324  $   8,530,394
  Redemption of Units ..................     (2,867,588)    (3,255,734)    (2,249,234)    (2,082,141)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      6,811,225  $   8,146,859      6,177,090  $   6,448,253
                                          =============  =============  =============  =============

Aggressive Growth
  Issuance of Units ....................     28,101,888  $  43,288,968      6,180,336  $   7,522,402
  Redemption of Units ..................     (5,806,285)    (9,424,103)      (747,927)      (912,380)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     22,295,603  $  33,864,865      5,432,409  $   6,610,022
                                          =============  =============  =============  =============

Technology Growth
  Issuance of Units ....................     93,384,642  $ 178,552,088     37,851,363  $  51,499,173
  Redemption of Units ..................    (34,640,188)   (61,763,638)    (6,788,301)    (9,841,618)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     58,744,454  $ 116,788,450     31,063,062  $  41,657,555
                                          =============  =============  =============  =============

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS(CONTINUED)

                                                           YEAR ENDED DECEMBER 31,
                                                      2000                          1999
                                          ----------------------------  ----------------------------
                                              UNITS         AMOUNT         UNITS          AMOUNT
                                          -------------  -------------  -------------  -------------

KVS Index 500(a)
  Issuance of Units ....................     51,673,054  $  54,037,055     19,678,930  $  20,118,831
  Redemption of Units ..................    (16,521,934)   (16,616,256)    (2,078,842)    (2,056,384)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     35,151,120  $  37,420,799     17,600,088  $  18,062,447
                                          =============  =============  =============  =============

KVS Focused Large Cap Growth
  Issuance of Units ....................     20,864,588  $  28,444,038        670,377  $     800,036
  Redemption of Units ..................     (5,488,329)    (7,355,320)       (30,908)       (38,435)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     15,376,259  $  21,088,718        639,469  $     761,601
                                          =============  =============  =============  =============

KVS Growth Opportunities
  Issuance of Units ....................     94,550,479  $ 112,932,230     11,111,817  $  12,221,904
  Redemption of Units ..................    (21,947,200)   (25,551,841)       (85,499)       (72,022)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     72,603,279  $  87,380,389     11,026,318  $  12,149,882
                                          =============  =============  =============  =============

KVS Growth And Income
  Issuance of Units ....................     73,793,719  $  84,629,381     10,597,972  $  11,549,352
  Redemption of Units ..................    (21,616,099)   (24,346,993)      (115,186)      (122,890)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     52,177,620  $  60,282,388     10,482,786  $  11,426,462
                                          =============  =============  =============  =============

Scudder International Class A(a)
  Issuance of Units ....................    192,313,341  $ 235,560,362     18,229,150  $  20,870,126
  Redemption of Units ..................   (176,102,682)  (215,620,710)    (3,327,285)    (3,406,468)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     16,210,659  $  19,939,652     14,901,865  $  17,463,658
                                          =============  =============  =============  =============

Scudder Global Discovery Class A(a)
  Issuance of Units ....................     36,429,948  $  59,248,053     10,804,691  $  12,547,064
  Redemption of Units ..................     (9,266,489)   (14,350,174)    (2,587,571)    (2,740,343)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     27,163,459  $  44,897,879      8,217,120  $   9,806,721
                                          =============  =============  =============  =============

Scudder Capital Growth Class A(a)
  Issuance of Units ....................     24,094,715  $  32,822,093     35,503,823  $  40,456,162
  Redemption of Units ..................    (10,433,207)   (13,988,491)    (9,346,177)   (10,480,020)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     13,661,508  $  18,833,602     26,157,646  $  29,976,142
                                          =============  =============  =============  =============

Scudder Growth and Income Class A(a)
  Issuance of Units ....................     15,455,591  $  14,897,212     31,156,251  $  30,351,432
  Redemption of Units ..................    (10,317,191)    (9,883,659)    (8,166,968)    (7,761,440)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      5,138,400  $   5,013,553     22,989,283  $  22,589,992
                                          =============  =============  =============  =============

Scudder 21st Century Growth Class A
  Issuance of Units ....................      5,851,466  $   5,400,053              -  $           -
  Redemption of Units ..................       (623,825)      (578,003)             -              -
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      5,227,641  $   4,822,050              -  $           -
                                          =============  =============  =============  =============

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS(CONTINUED)

                                                                    YEAR ENDED DECEMBER 31,
                                                              2000                          1999
                                                  ----------------------------  ----------------------------
                                                      UNITS          AMOUNT         UNITS         AMOUNT
                                                  -------------  -------------  -------------  -------------
Alger American Leveraged AllCap
  Issuance of Units ............................     38,718,726  $  44,546,158      1,517,370  $   1,644,938
  Redemption of Units ..........................     (4,937,164)    (5,413,295)       (22,116)       (23,476)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................     33,781,562  $  39,132,863      1,495,254  $   1,621,462
                                                  =============  =============  =============  =============

Alger American Balanced
  Issuance of Units ............................     27,090,004  $  29,231,999      1,769,489  $   1,814,999
  Redemption of Units ..........................     (2,183,184)    (2,298,705)       (39,039)       (38,684)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................     24,906,820  $  26,933,294      1,730,450  $   1,776,315
                                                  =============  =============  =============  =============

Dreyfus MidCap Stock
  Issuance of Units ............................     22,650,798  $  25,994,421        516,646  $     531,656
  Redemption of Units ..........................     (2,856,787)    (3,206,887)          (512)          (589)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................     19,794,011  $  22,787,534        516,134  $     531,067
                                                  =============  =============  =============  =============

Dreyfus Socially Responsible Growth
  Issuance of Units ............................      8,620,439  $   9,948,288        879,527  $     983,667
  Redemption of Units ..........................     (1,310,981)    (1,412,861)        (1,791)        (2,351)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      7,309,458  $   8,535,427        877,736  $     981,316
                                                  =============  =============  =============  =============

Janus Aspen Growth(b)
  Issuance of Units ............................      1,624,016  $   2,081,003        553,239  $     608,175
  Redemption of Units ..........................       (423,196)      (509,402)          (777)        (1,247)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      1,200,820  $   1,571,601        552,462  $     606,928
                                                  =============  =============  =============  =============

Janus Aspen Growth and Income(b)
  Issuance of Units ............................      1,412,214  $   2,070,278        431,268  $     521,325
  Redemption of Units ..........................       (397,295)      (531,444)        (1,859)        (2,926)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      1,014,919  $   1,538,834        429,409  $     518,399
                                                  =============  =============  =============  =============

Warburg Pincus Emerging Markets
  Issuance of Units ............................      1,264,142  $   1,080,847              -  $           -
  Redemption of Units ..........................         (8,317)        (6,312)             -              -
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      1,255,825  $   1,074,535              -  $           -
                                                  =============  =============  =============  =============

Warburg Pincus Global Post-Venture Capital
  Issuance of Units ............................      2,586,343  $   2,355,973              -  $           -
  Redemption of Units ..........................        (31,363)       (25,799)             -              -
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      2,554,980  $   2,330,174              -  $           -
                                                  =============  =============  =============  =============

(a)  Name changed.  See Note 1.
(b)  No longer available.  See Note 1.

                                       SEPARATE ACCOUNT KG

NOTE 6 - DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account KG satisfies the current requirements of the regulations, and it intends that Separate Account KG will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Separate Account KG during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                 PURCHASES           SALES
--------------------                              ----------------  ----------------
Small Cap Value ................................  $      3,734,372  $      9,395,144
Small Cap Growth ...............................       198,027,197       160,722,467
Contrarian Value ...............................        29,274,649        32,574,611
International ..................................       178,385,823       164,291,804
Growth .........................................        54,566,423         8,182,832
Value+Growth ...................................        14,923,476        13,219,920
Horizon 20+ ....................................         3,187,053         4,932,473
Total Return ...................................        49,708,415        14,588,849
Horizon 10+ ....................................         5,977,487         9,457,772
Horizon 5 ......................................         4,188,673         7,263,842
High Yield .....................................        45,343,904        49,391,479
Investment Grade Bond ..........................         8,462,707         8,861,413
Government Securities ..........................        22,023,888        22,630,615
Money Market ...................................       611,031,277       580,934,961
Strategic Income(a) ............................         1,510,587           994,734
Blue Chip ......................................        33,276,125         6,261,980
KVS Dreman Financial Services(a) ...............        15,783,540         8,394,436
KVS Dreman High Return Equity(a) ...............        20,761,316        17,114,617
New Europe(a) ..................................         7,709,754         4,520,211
Global Blue Chip ...............................         9,204,807         1,111,970
Aggressive Growth ..............................        36,910,112         3,289,908
Technology Growth ..............................       131,444,252        15,935,841
KVS Index 500(a) ...............................        43,672,315         6,516,180
KVS Focused Large Cap Growth ...................        26,916,143         5,855,932
KVS Growth Opportunities .......................        96,700,191        10,226,118
KVS Growth And Income ..........................        70,132,946        10,398,105
Scudder International Class A(a) ...............       225,233,528       202,222,536
Scudder Global Discovery Class A(a) ............        49,903,636         3,286,933
Scudder Capital Growth Class A(a) ..............        28,662,228         4,111,720
Scudder Growth and Income Class A(a) ...........         9,553,080         3,894,235
Scudder 21st Century Growth Class A ............         5,273,280           467,415
Alger American Leveraged AllCap ................        41,683,103         1,052,693
Alger American Balanced ........................        28,014,995           356,786
Dreyfus MidCap Stock ...........................        23,819,962           783,845
Dreyfus Socially Responsible Growth ............         9,059,724           540,024
Janus Aspen Growth(b) ..........................         2,139,227           410,791
Janus Aspen Growth and Income(b) ...............         2,013,713           449,473
Warburg Pincus Emerging Markets ................         1,128,432            20,867
Warburg Pincus Global Post-Venture Capital .....         2,574,113             4,856
                                                  ----------------  ----------------
  Totals .......................................  $  2,151,916,453  $  1,394,670,388
                                                  ================  ================

(a) Name changed. See Note 1.
(b) No longer available. See Note 1.

                                 SEPARATE ACCOUNT KG
                       NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

NOTE 9 - SUBSEQUENT EVENTS

     At a Special Meeting of Shareholders of the Kemper Variable Series Trust on March 14, 2001, shareholders approved a reorganization whereby the Kemper Horizon 5, 10+ and 20+ Funds will be combined with the Kemper Total Return Fund. Additionally, all funds advised by Zurich Scudder Investments ("ZSI") will be offered under the Scudder name. Both subsequent events are effective May 1, 2001.

                    REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account KG of Allmerica Financial Life Insurance and Annuity Company at December 31, 2000, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                            PART C. OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (A) FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for Allmerica Financial Life Insurance and Annuity Company
         Financial Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company.

         Financial Statements Included in Part C
         None

     (B) EXHIBITS

               EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

               EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

               EXHIBIT 3 (a)  Wholesaling Agreement was previously filed on
                              August 9, 1996 in Registrant's Initial
                              Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                         (b) Underwriting and Administrative Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

                         (c) Revised commission schedule was previously filed on December 8, 1998 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-63091/811-7767, and is incorporated by reference herein. Sales Agreements with Commission Schedule were previously filed on April 30, 1998 Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and are
                              incorporated by reference herein.

                         (d) Sales Agreement with Chase was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                         (e) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                         (f) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                         (g) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

                         (h) Form of Indemnification Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

               EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 1 of Registration Statement No. 333-63091/811-7767, and is
                              incorporated by reference herein. Contract Form 3027-98 was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1 of Registration Statement No. 333-63091/811-7767, and is incorporated by reference herein.

               EXHIBIT 5 Application Form SML1446K was previously filed on December 8, 1998 in Pre-Effective Amendment No. 1 of Registration Statement No.
                              333-63091/811-7767, and is incorporated by reference herein.

               EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and are incorporated by reference herein.

               EXHIBIT 7      Not Applicable.

               EXHIBIT 8 (a)  BFDS Agreements for lockbox and mailroom
                              services were previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and are
                              incorporated by reference herein.

                         (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                         (c)  Director's Power of Attorney is filed herewith.

                         (d) Service Fee Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 of Registration Statement No.
                              333-63091/811-7767, and is incorporated by reference herein.

                         (e) Service Fee Agreement with Janus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 of Registration Statement No.
                              333-63091/811-7767, and is incorporated by reference herein.

               EXHIBIT 9      Opinion of Counsel is filed herewith.

               EXHIBIT 10 Consent of Independent Accountants is filed herewith.

               EXHIBIT 11     None.

               EXHIBIT 12     None.

               EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed in April 2000 in Post-Effective Amendment No. 7 in Registration Statement No. 333-00965/811-7767, and is
                              incorporated by reference herein.

               EXHIBIT 14     Not Applicable.

               EXHIBIT 15  (a)Amendment to Kemper Participation Agreement
                              was previously filed in April 2000 in
                              Post-Effective Amendment No. 7 of Registration Statement No. 333-63091/811-7767, and is
                              incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No.1 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                           (b)Amendment dated October 1, 2000 with Scudder
                              Kemper was previously filed in April 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

                           (c)Amendment dated December 19, 2000 with Dreyfus was
                              previously filed in April 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 of Registration Statement No. 333-63091/811-7767, and is
                              incorporated by reference herein.

                           (d)Participation Agreement with Janus was previously
                              filed on June 23, 1999 in Post-Effective Amendment No. 3 of Registration Statement No.
                              333-63091/811-7767, and is incorporated by reference herein.

                           (e)Amendment dated May 30, 2000 with Alger was
                              previously filed in December 2000 in
                              Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                           (f)Amendment dated August 25, 2000 with Warburg
                              Pincus was previously filed in April 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Participation Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                           (g)Form of Amendment dated May 1, 2001 to the
                              Participation Agreement with INVESCO was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish


J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and Chief      President (since 1991) of First Allmerica; Director
    Investment Officer                      (since 1996) and President (since 1995) of Allmerica
                                            Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company; Director and President
                                            (since 1998) of Allmerica Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty


ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

ITEM 26.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                      NAME                                   ADDRESS                         TYPE OF BUSINESS
                      ----                                   -------                         ----------------

AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 Insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company)                                                    annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper


Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
Known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              Company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 Insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 Insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          Insurance
                                                  Indianapolis IN 46240




Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 Insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            Insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              Franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653


ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 0 Contract holders of qualified Contract and 0 Contract holders of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.      PRINCIPAL UNDERWRITERS

          (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          o VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          o Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          o    Allmerica Investment Trust

          (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
               440 Lincoln Street
               Worcester, Massachusetts 01653

         NAME                   POSITION OR OFFICE WITH UNDERWRITER
         ----                   -----------------------------------

Margaret L. Abbott              Vice President

Emil J. Aberizk, Jr.            Vice President

Edward T. Berger                Vice President and Chief Compliance Officer

Michael J. Brodeur              Vice President Operations

Mark R. Colborn                 Vice President

Charles F. Cronin               Secretary/Clerk

Claudia J. Eckels               Vice President

Philip L. Heffernan             Vice President

J. Kendall Huber                Director

Mark C. McGivney                Treasurer

William F. Monroe, Jr.          President, Director and Chief Executive Officer

K. David Nunley                 Vice President

Stephen Parker                  Vice President and Director

Richard M. Reilly               Director and Chairman of the Board

Eric A. Simonsen                Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ CHARLES F. CRONIN
                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                 TITLE                                                        DATE
/s/ WARREN E. BARNES       Vice President and Corporate Controller                      April 2, 2001
------------------------
Warren E. Barnes

EDWARD J. PARRY III*       Director, Vice President and Chief Financial Officer
------------------------

RICHARD M. REILLY*         Director, President and Chief Executive Officer
------------------------

JOHN F. O'BRIEN*           Director and Chairman of the Board
------------------------

BRUCE C. ANDERSON*         Director and Vice President
------------------------

MARK R. COLBORN*           Director and Vice President
------------------------

JOHN P. KAVANAUGH*         Director, Vice President and Chief Investment Office
------------------------

J. KENDALL HUBER*          Director, Vice President and General Counsel
------------------------

ROBERT P. RESTREPO, JR.*   Director
------------------------

ERIC A. SIMONSEN*          Director and Vice President
------------------------

GREGORY D. TRANTER*        Director and Vice President
------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 executed by such persons.

/s/ SHEILA B. ST. HILAIRE
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-63091)

                                  EXHIBIT TABLE

Exhibit 8(c)               Directors' Power of Attorney

Exhibit 9                  Opinion of Counsel

Exhibit 10                 Consent of Independent Accountants